Voya Investment Management

Third Quarter Report

November 30, 2018

Voya Prime Rate Trust

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INVESTMENT MANAGEMENT

voyainvestments.com

Voya Prime Rate Trust

THIRD QUARTER REPORT

November 30, 2018

Table of Contents

Portfolio Managers' Report	2
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Statement of Cash Flows	11
Financial Highlights	12
Notes to Financial Statements	14
Portfolio of Investments	22
Shareholder Meeting Information	54
Advisory and Sub-Advisory Contract Approval Discussion	55
Additional Information	59

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Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

Voya Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets, plus borrowings for investment purposes, in U.S. dollar-denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF November 30, 2018
Net Assets	$817,880,583
Total Assets	$1,218,894,867
Assets Invested in Senior Loans	$1,193,607,150
Senior Loans Represented	482
Average Amount Outstanding per Loan	$2,476,363
Industries Represented	39
Average Loan Amount per Industry	$30,605,312
Portfolio Turnover Rate (YTD)	53%
Weighted Average Days to Interest Rate Reset	34
Average Loan Final Maturity	65 months
Total Leverage as a Percentage of Total Assets	28.68%

PERFORMANCE SUMMARY

The Trust declared $0.08 of dividends during the third fiscal quarter and $0.22 during the nine months ended November 30, 2018. Based on the average month-end net asset value ("NAV") per share of $5.66 for the third fiscal quarter and $5.67 for the nine-month period, the annualized distribution rate(1) was 5.37% for the third fiscal quarter and 5.10% for the nine-month period. The Trust's total return for the third fiscal quarter, based on NAV(4), was (0.78)%(2) versus a total gross return on the S&P/LSTA Leveraged Loan Index (the "Index")(3) of (0.25)% for the same quarter. For the nine months ended November 30, 2018, the Trust's total return, based on NAV(4), was 1.44%(2), versus a total return on the Index of 1.88%. The total market value return(5) for the Trust's Common Shares during the third fiscal quarter was (3.95)% and for the nine months period ended November 30, 2018 was (4.91)%.

(1)  The distribution rate is calculated by annualizing dividends and distributions declared during the period using the 30/360 convention and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Trust's tax year-end.

(2)  Total returns shown include, if applicable, the effect of fee waivers and/or expense reimbursements by the investment adviser. Had all fees and expenses been considered, the total returns would have been lower.

(3)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's ("S&P") and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. The Index is not subject to any fees or expenses. An investor cannot invest directly in an index.

(4)  Total investment return at NAV has been calculated assuming a purchase at NAV at the beginning of each period and a sale at NAV at the end of each period and assumes reinvestment of dividends, capital gain distributions, and return of capital distributions/allocations, if any, in accordance with the provisions of the Trust's dividend reinvestment plan.

(5)  Total investment return at market value measures the change in the market value of your investment assuming reinvestment of dividends, capital gain distributions, and return of capital distributions/allocations, if any, in accordance with the provisions of the Trust's dividend reinvestment plan.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

Market Review: The Trust underperformed the Index during the period, largely a function of leverage use in a period of weaker average loan prices. Selection in the nonferrous metals/minerals sector, and specifically, an overweight to Covia Holdings Corporation was the largest detractor to relative returns. Covia has seen headwinds driven by oversupply in the market for fracking sand. Furthermore, an overweight to Save-A-Lot Stores Ltd. in the food and drug retailer sector was an additional detractor, as the company reported earnings that were below the market's expectation. In the electronics/electrical sector, the Trust was negatively impacted by holding Rackspace Hosting Inc., which was moved to a negative outlook by S&P and downgraded by Moody's on lower organic growth, particularly in the managed hosting business. By contrast, selection in the business equipment and services sector was the largest contributor on a relative basis. The Trust's underweight to CCC-rated loans contributed on a relative basis given the cohort's underperformance vs. the broad index during the reporting period (CCC loans returned -0.98% vs. the broad index return of -0.25%).

Portfolio Specifics: The Trust continues to be well diversified, with 390 individual issuers and 35 different industry sectors represented. The average issuer exposure at period-end stood at 0.26% of assets under management ("AUM"), while the average industry exposure closed the fiscal year at 2.86% of AUM. Both measures were relatively unchanged from the prior reporting period.

Outlook and Current Strategy: Looking ahead, we believe market technical factors will be the driver of near-term performance. While we believe overall demand will vacillate with investor risk appetite and the resetting of asset allocation strategies, short of a material reversion on the part of the U.S. economy and, in turn, messaging from the U.S. Federal Reserve Board as to the path of short-term rates, we believe floating-rate, secured loans to remain an important component of a diversified investor's portfolio. Moreover, we believe a continuing

TOP TEN LOAN ISSUERS
AS OF NOVEMBER 30, 2018
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Asurion LLC	1.5%	2.3%
Sedgwick Claims Management Services, Inc.	1.0%	1.5%
Financial & Risk US Holdings, Inc.	1.0%	1.5%
Envision Healthcare Corp.	0.9%	1.4%
BMC Software Finance, Inc.	0.9%	1.4%
Reynolds Group Holdings, Inc.	0.9%	1.3%
Gates Global LLC	0.8%	1.2%
Stars Group Holdings BV	0.8%	1.1%
Auris Luxembourg III Sarl	0.7%	1.1%
Acrisure LLC	0.7%	1.1%

TOP TEN INDUSTRIES
AS OF NOVEMBER 30, 2018
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Electronics/Electrical	12.9%	19.2%
Business Equipment & Services	12.4%	18.6%
Health Care	10.8%	16.1%
Insurance	5.6%	8.4%
Telecommunications	5.5%	8.2%
Retailers (Except Food & Drug)	4.3%	6.3%
Leisure Good/Activities/Movies	4.2%	6.3%
Chemicals & Plastics	4.0%	5.9%
Containers & Glass Products	3.6%	5.4%
Automotive	3.5%	5.3%

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

decline in primary issuance volume over the rest of the calendar year (and likely into the first part of 2019) should be helpful in providing a better balance to supply and demand. At the same time, we believe that fundamentals remain solid, based on positive economic growth prospects in the U.S. (though certainly slower than 2018). We believe this should represent a favorable environment for loan investing, particularly in light of attractive yields afforded via recent overall market volatility.

Jeffrey A. Bakalar Managing Director Voya Investment Management Co. LLC	Daniel A. Norman Managing Director Voya Investment Management Co. LLC

Voya Prime Rate Trust
December 26, 2018

Ratings Distribution as of November 30, 2018
Ba	23.94%
B	71.66%
Caa and below	4.40%
Not rated*	0.00%

Loan ratings apply to the underlying holdings of the Trust and not the Trust itself. Ratings distribution shows the percentage of the Trust's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Moody's ratings classification methodology: Aaa rating denotes the least credit risk; C rating denotes the greatest credit risk. Loans rated below Baa by Moody's are considered to be below investment-grade. When a loan is not rated by Moody's, it is designated as "Not Rated." Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Years Ended November 30, 2018
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	3.30%	5.53%	4.25%	11.13%
Based on Market Value	(1.97)%	3.26%	1.60%	10.48%
S&P/LSTA Leveraged Loan Index	3.47%	5.36%	3.68%	8.52%

The table above illustrates the total return of the Trust against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns shown include, if applicable, the effect of fee waivers and/or expense reimbursements by Voya Investments, LLC. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 336-3436 to get performance through the most recent month end.

Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the New York Stock Exchange ("NYSE") Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	Prime Rate	NAV 30-day SEC Yield(A)	Mkt. 30-Day SEC Yield(A)	Annualized Dist. Rate @ NAV(B)	Annualized Dist. Rate @ Mkt.(B)
November 30, 2018	5.25%	5.54%	6.52%	5.75%	6.75%
August 31, 2018	5.00%	5.14%	5.86%	5.30%	6.02%
May 31, 2018	4.75%	4.90%	5.42%	4.98%	5.51%
February 28, 2018	4.50%	4.69%	5.17%	4.85%	5.34%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(B)  The distribution rate is calculated by annualizing the last regular dividend and distribution declared during the period using the 30/360 convention by the Trust's reporting period-end net asset value (in the case of NAV) or the reporting period-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Trust's tax year-end.

In pursuit of its investment objectives, the Trust may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Derivative Risk: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Trust. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Trust and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Trust may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Trust to the risk of improper valuation.

Credit Risk: Prices of the Trust's investments are likely to fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons, or if the borrower or issuer is late (or defaults) in paying interest or principal. The Trust invests a substantial portion of its assets in below investment-grade senior loans and other below investment-grade assets. Below investment-grade loans commonly known as high-yielding, high risk investments or as "junk" investments involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans and are subject to greater levels of credit and liquidity risks. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Common Shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on Common Shares. If short-term market interest rates fall, the yield on Common Shares will also fall. To the extent that the interest rate spreads on loans in the Trust's portfolio experience a general decline, the yield on the Common Shares will fall and the value of the Trust's assets may decrease, which will cause the Trust's NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

between changes in such short-term rates and the resetting of the floating rates on assets in the Trust's portfolio, the impact of rising rates will be delayed to the extent of such lag. In the case of inverse securities, the interest rate paid by such securities generally will decrease when the market rate of interest to which the inverse security is indexed increases. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates.

Market interest rates in the United States are at or near historic lows, which may increase the Trust's exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income and related markets. Further, recent and potential changes in government policy may affect interest rates.

Leverage Risk: The use of leverage through borrowings or the issuance of Preferred Shares can adversely affect the yield on the Common Shares. To the extent that the Trust is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the leverage. The Trust is subject to certain restrictions imposed by lenders to the Trust and may be subject to certain restrictions imposed by guidelines of one or more rating agencies which may issue ratings for debt or the Preferred Shares issued by the Trust. These restrictions are expected to impose asset coverage, fund composition requirements and limits on investment techniques, such as the use of financial derivative products that are more stringent than those imposed on the Trust by the Investment Company Act of 1940, as amended (the "1940 Act"). These restrictions could impede the manager from fully managing the Trust's portfolio in accordance with the Trust's investment objective and policies.

Voya Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2018 (Unaudited)

ASSETS:
Investments in securities at fair value (Cost $1,225,011,765)	$1,195,838,360
Cash	1,181,944
Foreign currencies at value (Cost $2,391,803)	2,386,027
Receivables:
Investment securities sold	15,019,916
Interest	3,719,005
Unrealized appreciation on forward foreign currency contracts	689,423
Prepaid expenses	13,443
Reimbursement due from manager	13,729
Other assets	33,020
Total assets	1,218,894,867
LIABILITIES:
Notes payable	349,600,000
Payable for investment securities purchased	48,388,961
Accrued interest payable	812,495
Payable for investment management fees	1,016,729
Payable to trustees under the deferred compensation plan (Note 6)	33,020
Accrued trustee fees	12,688
Unfunded loan commitments (Note 7)	827,822
Other accrued expenses	322,569
Total liabilities	401,014,284
NET ASSETS	$817,880,583
Net assets value per common share outstanding (net assets divided by 147,787,691 shares of beneficial interest authorized and outstanding, no par value)	$5.53
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$923,642,409
Total distributable loss	(105,761,826)
NET ASSETS	$817,880,583

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

STATEMENT OF OPERATIONS for the Nine Months Ended November 30, 2018 (Unaudited)

INVESTMENT INCOME:
Interest	$48,752,639
Other income	677,932
Total investment income	49,430,571
EXPENSES:
Investment management fees	9,248,538
Transfer agent fees	66,921
Interest expense	7,731,744
Custody and accounting expense	439,703
Professional fees	169,589
Shareholder reporting expense	182,109
Trustees fees	24,828
Miscellaneous expense	160,272
Total expenses	18,023,704
Waived and reimbursed fees	(88,660)
Net expenses	17,935,044
Net investment income	31,495,527
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(11,716,973)
Forward foreign currency contracts	6,084,158
Foreign currency related transactions	1,232,803
Net realized loss	(4,400,012)
Net change in unrealized appreciation (depreciation) on:
Investments	(18,152,571)
Forward foreign currency contracts	26,007
Foreign currency related transactions	133,737
Net change in unrealized appreciation (depreciation)	(17,992,827)
Net realized and unrealized loss	(22,392,839)
Increase in net assets resulting from operations	$9,102,688

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Nine Months Ended November 30, 2018 (Unaudited)	Year Ended February 28, 2018
FROM OPERATIONS:
Net investment income	$31,495,527	$38,492,144
Net realized loss	(4,400,012)	(10,372,004)
Net change in unrealized appreciation (depreciation)	(17,992,827)	(1,625,595)
Increase in net assets resulting from operations	9,102,688	26,494,545
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
Total distributions (excluding return of capital)(1)	(31,995,959)	(36,434,429)
From return of capital	—	(6,423,979)
Total distributions	(31,995,959)	(42,858,408)
Net decrease in net assets	(22,893,271)	(16,363,863)
NET ASSETS:
Beginning of year or period	840,773,854	857,137,717
End of year or period	$817,880,583	$840,773,854

(1)  Certain prior period amounts have been reclassified to conform to the current year presentation (Note 11).

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

STATEMENT OF CASH FLOWS for the Nine Months Ended November 30, 2018 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Interest received	$48,714,712
Facility fees received	5,063
Other income received	816,651
Interest paid	(7,212,443)
Other operating expenses paid	(10,581,967)
Purchases of securities	(661,938,027)
Proceeds on sale of securities	635,983,122
Net cash provided by operating activities	5,787,111
Cash Flows From Financing Activities:
Distributions paid to common shareholders from net investment income (net of reinvestments)	(31,995,959)
Proceeds from notes payable	271,300,000
Repayment of notes payable	(243,800,000)
Net cash flows used in financing activities	(4,495,959)
Net increase	1,291,152
Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	(4,982)
Cash and foreign currency balance
Net increase in cash	1,286,170
Cash and foreign currency at beginning of period	2,281,801
Cash and foreign currency at end of period	$3,567,971
Reconciliation of Net decrease in Net Assets Resulting from Operations To Net Cash used by Operating Activities:
Net increase in net assets resulting from operations	$9,102,688
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used by operating activities:
Change in unrealized appreciation or depreciation on investments	18,152,571
Change in unrealized appreciation or depreciation on forward foreign currency contracts	(26,007)
Change in unrealized appreciation or depreciation on other assets and liabilities	(133,737)
Accretion of discounts on investments	(1,291,204)
Amortization of premiums on investments	498,328
Net realized loss on sale of investments and foreign currency related transactions	4,400,012
Purchases of securities	(661,938,027)
Proceeds on sale of securities	636,093,166
Decrease in interest and other receivable	754,949
Decrease in prepaid expenses	5,063
Increase in reimbursement due from manager	(9,093)
Increase in accrued interest payable	519,301
Increase in payable for investment management fees	85,552
Decrease in unfunded loan commitments	(360,540)
Increase in accrued trustees fees	4,253
Decrease in other accrued expenses	(70,164)
Total adjustments	(3,315,577)
Net cash provided by operating activities	$5,787,111

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

			Per Share Operating Performance											Total Investment Return(1)				Ratios to average net assets				Supplemental data
		Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Distribution to Preferred Shareholders		Change in net asset value from Share offerings	Total from investment operations	Distribution to Common Shareholders from net investment income	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Closing market price, end of year or period	Total Investment Return at net asset value(2)		Total Investment Return at closing market price(3)		Expenses, prior to fee waivers and/or recoupments, if any(4)(7)	Expenses (before interest and other fees related to revolving credit facility)(4)(7)	Expenses, net of fee waivers and/or recoupments, if any(4)(7)	Net investment income (loss)(4)(7)	Net assets, end of year or period	Portfolio Turnover
Year or period ended		($)	($)	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(%)	(%)	($000's)	(%)
11-30-18	+	5.69	0.22	(0.16)	—		—	0.06	(0.22)	—	(0.22)	5.53	4.71	1.44		(4.91)		2.86	1.63	2.85	5.00	817,881	53
02-28-18		5.80	0.30	(0.12)	—		—	0.18	(0.25)	(0.04)	(0.29)	5.69	5.17	3.62		(2.31)		2.55	1.64	2.54	4.58	840,774	89
02-28-17		5.36	0.31	0.45	—		—	0.76	(0.32)	—	(0.32)	5.80	5.59	14.93		28.24		2.24	1.62	2.24	5.44	857,138	67
02-29-16		5.93	0.32	(0.56)	—		—	(0.24)	(0.33)	—	(0.33)	5.36	4.63	(3.72)		(10.17)		2.08	1.61	2.08	5.54	792,177	44
02-28-15		6.08	0.33	(0.13)	—		—	0.20	(0.35)	—	(0.35)	5.93	5.49	3.83		(0.44)		2.10	1.64	2.09	5.58	876,412	68
02-28-14		6.02	0.40	0.07	—		—	0.47	(0.40)	(0.01)	(0.41)	6.08	5.87	8.15		(4.04)		2.15	1.65	2.15	6.47	898,254	96
02-28-13		5.79	0.46	0.19	—		—	0.65	(0.42)	—	(0.42)	6.02	6.55	11.72		27.73		2.14	1.63	2.14	7.76	887,047	93
02-29-12		6.08	0.35	(0.32)	(0.00	)*	—	0.03	(0.32)	—	(0.32)	5.79	5.51	0.81		(3.11)		2.20	1.67	2.20	6.07	851,278	81
02-28-11		5.72	0.30	0.38	(0.00	)*	—	0.68	(0.30)	(0.02)	(0.32)	6.08	6.02	12.32		7.09		1.93	1.59	1.93	4.87	893,661	60
02-28-10		3.81	0.28	1.95	(0.00	)*	—	2.23	(0.32)	—	(0.32)	5.72	5.94	60.70		81.66		1.99 (6)	1.77 (6)	1.93	5.56	830,785	38
02-28-09		6.11	0.46	(2.29)	(0.06)		—	(1.89)	(0.41)	—	(0.47)	3.81	3.50	(31.93	)(5)	(32.03	)(5)	3.01	1.95	3.01	7.86	552,840	10

(1)  Total investment return calculations are attributable to Common Shares.

(2)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(3)  Total investment return at market value has been calculated assuming a purchase at market value at the beginning of each period and a sale at market value at the end of each period and assumes reinvestment of dividends, capital gain distributions, and return of capital/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(4)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to 1.05% of Managed Assets plus 0.15% of average daily net assets.

(5)  There was no impact on total return due to payments by affiliates.

(6)  Includes excise tax fully reimbursed by the Investment Adviser.

(7)  Annualized for periods less than one year.

+  Unaudited.

*  Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Ratios to average net assets plus borrowings				Supplemental data
		Expenses (before interest and other fees related to revolving credit facility)(2)	Expenses, prior to fee waivers and/or recoupments, if any(2)	Expenses, net of fee waivers and/or recoupments, if any(2)	Net investment income (loss)(2)	Preferred Shares — Aggregate amount outstanding	Liquidation and market value per share of Preferred Shares	Asset coverage inclusive of Preferred Shares and debt per share(a)	Borrowings at end of period	Asset coverage per $1,000 of debt(a)	Average borrowings	Common Shares outstanding at end of year or period
Year or period ended		(%)	(%)	(%)	(%)	($000's)	($)	($)	($000's)	($)	($000's)	(000's)
11-30-18	+	1.16	2.05	2.04	3.58	—	—	3	349,600	3,339	333,061	147,788
02-28-18		1.16	1.81	1.80	3.25	—	—	4	322,100	3,610	343,074	147,788
02-28-17		1.16	1.60	1.60	3.88	—	—	4	331,100	3,589	337,209	147,788
02-29-16		1.15	1.50	1.50	3.98	—	—	3	324,300	3,443	331,738	147,788
02-28-15		1.16	1.49	1.48	3.95	—	—	4	323,500	3,709	362,490	147,788
02-28-14		1.15	1.50	1.50	4.51	—	—	3	407,000	3,207	387,979	147,788
02-28-13		1.17	1.53	1.53	5.55	—	—	3	370,600	3,394	345,145	147,427
02-29-12		1.24	1.64	1.64	4.51	—	—	3	364,000	3,339	293,444	147,116
02-28-11		1.39	1.68	1.68	4.26	100,000	25,000	102,850	187,000	6,314	122,641	146,954
02-28-10		1.67 (1)	1.87 (1)	1.81	5.23	200,000	25,000	98,400	83,000	13,419	46,416	145,210
02-28-09		1.54	2.37	2.37	6.21	225,000	25,000	70,175	81,000	10,603	227,891	145,178

(a)  Asset coverage ratios, for fiscal periods beginning after 2011, is presented to represent the coverage available to each $1,000 of borrowings. Asset coverage ratios, for periods prior to fiscal 2009, represented the coverage available for both the borrowings and Preferred Shares expressed in relation to each $1,000 of borrowings and Preferred Shares liquidation value outstanding. The Asset coverage ratio per $1,000 of debt for periods subsequent to fiscal 2008, is presented to represent the coverage available to each $1,000 of borrowings before consideration of any Preferred Shares liquidation price, while the Asset coverage inclusive of Preferred Shares, presents the coverage available to both borrowings and Preferred Shares, expressed in relation to the per share liquidation price of the Preferred Shares.

(1)  Includes excise tax fully reimbursed by the Investment Adviser.

(2)  Annualized for periods less than one year.

+  Unaudited.

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2018 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the 1940 Act, as a diversified, closed-end, management investment company. The Trust invests at least 80% of its assets (plus borrowings for investment purposes) in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. The investment objective of the Trust is described in the Trust's prospectus.

Voya Investments, LLC ("Voya Investments" or the "Investment Adviser"), an Arizona limited liability company, serves as the Investment Adviser to the Trust. The Investment Adviser has engaged Voya Investment Management Co. LLC ("Voya IM" or the "Sub-Adviser"), a Delaware limited liability company, to serve as the Sub-Adviser to the Trust.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements. The Trust is considered an investment company under U.S. generally accepted accounting principles ("GAAP") and follows the accounting and reporting guidance applicable to investment companies.

A.  Senior Loan and Other Security Valuation. The Trust is open for business every day the New York Stock Exchange ("NYSE") opens for regular trading (each such day, a "Business Day"). The net asset value ("NAV") per Common Share of the Trust is determined each Business Day as of the close of the regular trading session ("Market Close"), as determined by the Consolidated Tape Association ("CTA"), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per Common Share of the Trust is calculated by dividing the value of the Trust's loan assets plus all cash and other assets (including accrued expenses but excluding capital and surplus) attributable to the Common Shares by the number of Common Shares outstanding. The NAV per Common Share is made available for publication. On days when the Trust is closed for business, Trust shares will not be priced and the Trust does not transact purchase and redemption orders. To the extent the Trust's assets are traded in other markets on days when the Trust does not price its shares, the value of the Trust's assets will likely change and you will not be able to purchase or redeem shares of the Trust.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Trust will determine a fair value for the relevant asset in accordance with procedures adopted by the Trust's Board of Trustees ("Board"). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter ("OTC") market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Trust's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which the Trust may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities' (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Trust's valuation procedures; a "Pricing Committee" comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Trust. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Trust's NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders' investments in the Trust.

Each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

observable are classified as "Level 2" and significant unobservable inputs, including the Sub-Adviser's or Pricing Committee's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Trust's investments under these levels of classification is included following the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Trust's assets and liabilities. A reconciliation of Level 3 investments is presented only when the Trust has a significant amount of Level 3 investments.

B.  Security Transactions and Revenue Recognition. Security transactions and senior loans are accounted for on the trade date (date the order to buy or sell is executed). The unfunded portion of revolver and delayed draw loans are booked once that portion becomes funded. Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the shorter of four years or the actual term of the loan. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Amendment fees and other fees earned are reported on the Statement of Operations.

C.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Forward Foreign Currency Contracts. The Trust has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward foreign contract, the Trust agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Trust's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

For the period ended November 30, 2018, the Trust had an average quarterly contract amount on forward foreign currency contracts to sell of $62,873,081. Please refer to the table following the Portfolio of Investments for open forward foreign currency contracts to sell at November 30, 2018.

E.  When-Issued Delayed-Delivery. Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date.

F.  Federal Income Taxes. It is the policy of the Trust to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Trust's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

The Trust may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

G.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. The Trust records distributions to its shareholders on the ex-dividend date.

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

H.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

J.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Reinvestment Program (the "Program"), BNY Mellon Investment Servicing (U.S.) Inc. ("BNY"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's Common Shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

K.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the period ended November 30, 2018, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $658,868,873 and $639,139,040, respectively. At November 30, 2018, the Trust held senior loans valued at $1,193,607,150 representing 99.8% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Common and Preferred Shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Trust has entered into an investment management agreement ("Management Agreement") with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Trust. The Investment Adviser oversees all investment advisory and portfolio management services for the Trust and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Trust, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 1.05% of the Trust's managed assets. For purposes of the Management Agreement, managed assets ("Managed Assets") are defined as the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2018 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

outstanding Preferred Shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding Preferred Shares).

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Trust and is paid by the Investment Adviser based on the average daily net assets of the Trust. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

NOTE 5 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses, to 1.05% of Managed Assets plus 0.15% of average daily net assets.

The Investment Adviser may at a later date recoup from the Trust for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Trust's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of November 30, 2018, the amount of waived and/or reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

November 30,
2019	2020	2021	Total
$7,766	$23,253	$136,180	$167,199

The expense limitation agreement is contractual through July 1, 2019 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Trust has adopted a deferred compensation plan (the "DC Plan"), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees' fees that they are entitled to receive from the Trust. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the "Notional Funds"). The Trust purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees' deferred fees, resulting in a Trust asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of "Other assets" on the accompanying Statement of Assets and Liabilities. Deferral of trustees' fees under the DC Plan will not affect net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 7 — COMMITMENTS

Effective July 16, 2018, the Trust has entered into a $414 million 364-day revolving credit agreement which matures July 15, 2019, collateralized by assets of the Trust. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. Prepaid arrangement fees are amortized over the term of the agreement. Prior to July 16, 2018, the predecessor credit agreement was for $414 million, which matured on July 16, 2018. The amount of borrowings outstanding at November 30, 2018, was $350 million. The weighted average interest rate on outstanding borrowings at November 30, 2018 was 3.27%, excluding fees related to the unused portion of the facilities,

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2018 (Unaudited) (continued)

NOTE 7 — COMMITMENTS (continued)

and other fees. The amount of borrowings represented 28.68% of total assets at November 30, 2018. Average borrowings for the period ended November 30, 2018 were $333,061,455 and the average annualized interest rate was 3.08% excluding other fees related to the unused portion of the facility, and other fees.

As of November 30, 2018, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

DentalCorp Perfect Smile ULC	$189,136
Mavis Tire Express Services Corp.	494,249
Pearl Intermediate Parent LLC	144,437
Total	$827,822

NOTE 8 — RIGHTS AND OTHER OFFERINGS

As of November 30, 2018, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
6/30/2015	25,000,000	22,368,573
6/30/2015	5,000,000	5,000,000

As of November 30, 2018 the Trust had no Preferred Shares outstanding. The Trust may consider issuing Preferred Shares during the current fiscal year or in the future.

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of November 30, 2018, the Trust held no subordinated loans or unsecured loans.

NOTE 10 — CAPITAL SHARES

There was no capital shares activity during the period ended November 30, 2018 and during the year ended February 28, 2018.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, wash sale deferrals and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2018 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Nine Months Ended November 30, 2018	Year Ended February 28, 2018
Ordinary Income	Ordinary Income	Return of Capital
$31,995,959	$36,434,429	$6,423,979

The estimated tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of November 30, 2018 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the "Act") provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Trust's pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

Undistributed Ordinary	Unrealized Appreciation/	Capital Loss Carryforwards
Income	(Depreciation)	Amount	Character	Expiration
$5,351,895	$(29,214,852)	$(24,760,715)	Short-term	2019
		(57,138,154)	Long-term	None
$(81,898,869)

The Trust's major tax jurisdictions are U.S. federal and Arizona state.

As of November 30, 2018, no provision for income tax is required in the Trust's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Trust's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2014.

Prior to the reclassification of distributions on the Statement of Changes in Net Assets, the characteristics of distributions for the year ended February 28, 2018 were as follows:

Distributions from net investment income:	$(36,434,429)
Distributions in excess of net investment income at end of year	$(1,790,368)

NOTE 12 — SUBSEQUENT EVENTS

Subsequent to November 30, 2018, the Trust paid the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.0259	11/30/18	12/10/18	12/24/18
$0.0270	12/19/18	12/31/18	1/11/19

The Trust has evaluated events occurring after the Statement of Assets and Liabilities date ("subsequent events") to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 145.9%
	Aerospace & Defense: 1.8%
997,500	KBR, Inc. Term Loan B, 6.095%, (US0001M + 3.750%), 04/25/25	$998,747	0.1
7,885,500	Maxar Technologies Ltd. Term Loan B, 5.148%, (US0003M + 2.750%), 10/04/24	7,510,939	0.9
2,434,765	TransDigm, Inc. 2018 Term Loan E, 4.845%, (US0001M + 2.500%), 05/30/25	2,377,129	0.3
3,064,615	TransDigm, Inc. 2018 Term Loan F, 4.845%, (US0001M + 2.500%), 06/09/23	3,003,896	0.4
1,264,048	TransDigm, Inc. 2018 Term Loan G, 4.845%, (US0001M + 2.500%), 08/22/24	1,233,914	0.1
		15,124,625	1.8
	Auto Components: 0.5%
4,135,167	Broadstreet Partners, Inc. 2018 Term Loan B, 5.595%, (US0001M + 3.250%), 11/08/23	4,098,984	0.5
	Automotive: 5.3%
3,090,750	American Axle and Manufacturing, Inc. Term Loan B, 4.639%, (US0001M + 2.250%), 04/06/24	2,984,119	0.4
520,000	Belron Finance US LLC 2018 Term Loan B, 5.115%, (US0003M + 2.500%), 11/13/25	514,800	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,741,838	Belron Finance US LLC USD Term Loan B, 4.839%, (US0003M + 2.250%), 11/07/24	$1,724,419	0.2
	4,855,668	Bright Bidco B.V. 2018 Term Loan B, 5.873%, (US0003M + 3.500%), 06/30/24	4,467,215	0.5
	2,888,845	Dealer Tire, LLC 2017 Term Loan B, 5.653%, (US0001M + 3.250%), 12/22/21	2,887,039	0.3
	4,244,767	Dynacast International LLC Term Loan B2, 5.636%, (US0003M + 3.250%), 01/28/22	4,207,519	0.5
EUR	1,182,060	Gates Global LLC 2017 EUR Repriced Term Loan B, 3.000%, (EUR003M + 3.000%), 04/01/24	1,331,937	0.2
	8,271,730	Gates Global LLC 2017 USD Repriced Term Loan B, 5.095%, (US0001M + 2.750%), 04/01/24	8,146,794	1.0
	1,275,000	Holley Purchaser, Inc. Term Loan B, 7.508%, (US0003M + 5.000%), 10/24/25	1,255,875	0.2
	1,918,073	KAR Auction Services, Inc. Term Loan B5, 4.938%, (US0003M + 2.500%), 03/09/23	1,907,668	0.2
	1,132,163	L&W, Inc. 2018 Term Loan B, 6.315%, (US0001M + 4.000%), 05/22/25	1,134,993	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Automotive (continued)
3,477,942		Mavis Tire Express Services Corp. 2018 1st Lien Term Loan, 5.556%, (US0001M + 3.250%), 03/20/25	$3,443,163	0.4
559,426	(1)	Mavis Tire Express Services Corp. 2018 Delayed Draw Term Loan, 5.556%, (US0001M + 3.250%), 03/20/25	553,832	0.1
1,539,938		Superior Industries International, Inc. 2018 1st Lien Term Loan B, 6.345%, (US0001M + 4.000%), 05/22/24	1,545,713	0.2
3,110,000		Tenneco, Inc. 2018 Term Loan B, 5.095%, (US0001M + 2.750%), 10/01/25	3,049,744	0.4
2,962,500		Truck Hero, Inc. 1st Lien Term Loan, 6.065%, (US0001M + 3.750%), 04/21/24	2,924,544	0.4
1,025,000		Truck Hero, Inc. 2nd Lien Term Loan, 10.565%, (US0001M + 8.250%), 04/21/25	1,030,125	0.1
			43,109,499	5.3
		Beverage & Tobacco: 0.2%
1,835,000		Refresco Group BV USD Term Loan B3, 5.866%, (US0003M + 3.250%), 03/28/25	1,809,769	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Brokers, Dealers & Investment Houses: 0.5%
1,912,489	Capital Automotive L.P. 2017 2nd Lien Term Loan, 8.350%, (US0001M + 6.000%), 03/24/25	$1,925,240	0.2
1,955,000	Forest City Enterprises, L.P. Term Loan B, 6.736%, (US0003M + 4.000%), 10/24/25	1,959,887	0.3
		3,885,127	0.5
	Building & Development: 3.7%
2,060,579	Capital Automotive L.P. 2017 1st Lien Term Loan, 4.850%, (US0001M + 2.500%), 03/24/24	2,036,109	0.3
1,341,450	Core & Main LP 2017 Term Loan B, 5.526%, (US0003M + 3.000%), 08/01/24	1,330,551	0.2
930,000	Foundation Building Materials Holding Company LLC 2018 Term Loan B, 5.557%, (US0001M + 3.250%), 08/13/25	916,050	0.1
2,828,294	GYP Holdings III Corp. 2018 Term Loan B, 5.095%, (US0001M + 2.750%), 06/01/25	2,732,839	0.3
1,891,313	Henry Company LLC Term Loan B, 6.345%, (US0001M + 4.000%), 10/05/23	1,888,948	0.2
1,629,477	Interior Logic Group, Inc. 2018 Term Loan B, 6.391%, (US0002M + 4.000%), 05/30/25	1,623,367	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Building & Development (continued)
EUR	1,000,000	LSF10 Impala Investments S.a r.l. 2018 EUR Term Loan B, 4.750%, (EUR003M + 4.750%), 07/31/25	$1,139,795	0.1
	1,729,116	MX Holdings US, Inc. Term Loan B1B, 5.345%, (US0001M + 3.000%), 07/31/25	1,726,955	0.2
	4,713,188	Ply Gem Midco, Inc. 2018 Term Loan, 6.175%, (US0003M + 3.750%), 04/12/25	4,620,889	0.6
	2,310,060	Quikrete Holdings Inc Term Loan, 5.095%, (US0001M + 2.750%), 11/15/23	2,268,809	0.3
	552,225	SMG Holdings Inc. 2017 1st Lien Term Loan, 5.345%, (US0001M + 3.000%), 01/23/25	546,703	0.1
	3,356,588	SRS Distribution Inc. 2018 1st Lien Term Loan, 5.595%, (US0001M + 3.250%), 05/23/25	3,241,903	0.4
	2,021,461	Werner FinCo LP 2017 Term Loan, 6.299%, (US0001M + 4.000%), 07/24/24	1,960,817	0.2
	2,259,894	Wilsonart LLC 2017 Term Loan B, 5.640%, (US0003M + 3.250%), 12/19/23	2,232,350	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
EUR	1,599,655	Xella International GmbH 2017 EUR Term Loan B, 4.000%, (EUR003M + 4.000%), 04/11/24	$1,806,066	0.2
			30,072,151	3.7
		Business Equipment & Services: 18.6%
	944,056	24-7 Intouch Inc 2018 Term Loan, 6.565%, (US0001M + 4.250%), 08/20/25	920,455	0.1
	1,703,439	Acosta Holdco, Inc. 2015 Term Loan, 5.595%, (US0001M + 3.250%), 09/26/21	1,188,148	0.1
	395,109	Advantage Sales & Marketing, Inc. 2014 1st Lien Term Loan, 5.595%, (US0001M + 3.250%), 07/23/21	359,920	0.0
	1,400,000	Advantage Sales & Marketing, Inc. 2014 2nd Lien Term Loan, 8.845%, (US0001M + 6.500%), 07/25/22	1,150,334	0.1
	6,609,399	AlixPartners, LLP 2017 Term Loan B, 5.095%, (US0001M + 2.750%), 04/04/24	6,558,454	0.8
	1,900,000	Allflex Holdings III, Inc. New 1st Lien Term Loan, 5.699%, (US0003M + 3.250%), 07/20/20	1,897,921	0.2
	450,000	Allied Universal Holdco LLC Incremental Term Loan, 6.641%, (US0002M + 4.250%), 07/28/22	446,063	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
	1,443,750	Array Canada Inc. Term Loan B, 7.386%, (US0003M + 5.000%), 02/10/23	$1,396,828	0.2
	1,885,950	Ascend Learning, LLC 2017 Term Loan B, 5.345%, (US0001M + 3.000%), 07/12/24	1,872,394	0.2
EUR	1,000,000	Assystem SA EUR Term Loan, 4.250%, (EUR001W + 4.250%), 09/27/24	1,131,747	0.1
	1,271,618	Big Ass Fans, LLC 2018 Term Loan, 6.136%, (US0003M + 3.750%), 05/21/24	1,269,764	0.2
EUR	1,135,000	Blitz F18-675 GmbH 2018 EUR Term Loan B2, 3.750%, (EUR003M + 3.750%), 07/31/25	1,288,146	0.2
	2,176,750	Camelot UK Holdco Limited 2017 Repriced Term Loan, 5.595%, (US0001M + 3.250%), 10/03/23	2,155,799	0.3
	1,283,750	Colorado Buyer Inc Term Loan B, 5.320%, (US0001M + 3.000%), 05/01/24	1,266,901	0.2
	1,284,909	Convergint Technologies LLC 2018 1st Lien Term Loan, 5.345%, (US0001M + 3.000%), 02/03/25	1,268,848	0.2
	1,727,770	DTI Holdco, Inc. 2018 Term Loan B, 7.276%, (US0003M + 4.750%), 09/30/23	1,634,902	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	4,636,559	EIG Investors Corp. 2018 1st Lien Term Loan, 6.434%, (US0003M + 3.750%), 02/09/23	$4,630,040	0.6
	592,523	Element Materials Technology Group US Holdings Inc 2017 USD Term Loan B, 5.845%, (US0001M + 3.500%), 06/28/24	592,523	0.1
	683,773	Engineered Machinery Holdings, Inc. USD 1st Lien Term Loan, 5.636%, (US0003M + 3.250%), 07/19/24	669,670	0.1
	2,652,378	EVO Payments International LLC 2018 1st Lien Term Loan, 5.600%, (US0001M + 3.250%), 12/22/23	2,650,720	0.3
	12,595,000	Financial & Risk US Holdings, Inc. 2018 USD Term Loan, 6.095%, (US0001M + 3.750%), 10/01/25	12,294,559	1.5
EUR	1,482,447	Foncia Groupe 2016 EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 09/07/23	1,677,020	0.2
	1,035,000	FrontDoor Inc 2018 Term Loan B, 4.875%, (US0001M + 2.500%), 08/14/25	1,029,825	0.1
	995,467	Garda World Security Corporation 2017 Term Loan, 5.821%, (US0003M + 3.500%), 05/24/24	992,979	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
	1,308,425	GreenSky Holdings, LLC 2018 Term Loan B, 5.595%, (US0001M + 3.250%), 03/31/25	$1,303,518	0.2
EUR	990,000	GTCR Valor Companies, Inc. EUR 2017 Term Loan B1, 3.000%, (EUR003M + 3.000%), 06/20/23	1,124,107	0.1
	3,430,937	GTCR Valor Companies, Inc. USD 2017 Term Loan B1, 5.136%, (US0003M + 2.750%), 06/16/23	3,408,063	0.4
EUR	1,268,819	ION Trading Technologies S.a.r.l. EUR Incremental Term Loan B, 4.250%, (EUR003M + 3.250%), 11/21/24	1,418,732	0.2
	1,027,412	ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 6.386%, (US0003M + 4.000%), 11/21/24	1,014,569	0.1
	1,976,440	IQOR US Inc. 2nd Lien Term Loan, 11.148%, (US0003M + 8.750%), 04/01/22	1,495,507	0.2
	3,000,932	IQOR US Inc. Term Loan B, 7.398%, (US0003M + 5.000%), 04/01/21	2,823,376	0.3
	5,986,701	KUEHG Corp. 2018 Incremental Term Loan, 6.136%, (US0003M + 3.750%), 02/21/25	5,968,525	0.7
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,681,550	Learning Care Group, Inc. 2018 1st Lien Term Loan, 5.561%, (US0001W + 3.250%), 03/13/25	$1,674,894	0.2
1,250,000	Learning Care Group, Inc. 2018 2nd Lien Term Loan, 9.806%, (US0001M + 7.500%), 03/13/26	1,256,250	0.2
1,050,000	Misys (Finastra) TL 2nd Lien USD, 9.636%, (US0003M + 7.250%), 06/13/25	1,009,050	0.1
4,312,621	Misys (Finastra) TL B USD, 5.886%, (US0003M + 3.500%), 06/13/24	4,191,328	0.5
4,068,950	NeuStar, Inc. 2018 Term Loan B4, 5.845%, (US0001M + 3.500%), 08/08/24	4,026,991	0.5
439,878	NeuStar, Inc. 2nd Lien Term Loan, 10.345%, (US0001M + 8.000%), 08/08/25	434,379	0.1
5,863,031	NVA Holdings, Inc. Term Loan B3, 5.095%, (US0001M + 2.750%), 02/02/25	5,720,120	0.7
900,000	Peak 10, Inc. 2017 2nd Lien Term Loan, 9.791%, (US0003M + 7.250%), 08/01/25	872,438	0.1
4,547,150	PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 5.845%, (US0001M + 3.500%), 12/20/24	4,473,259	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Business Equipment & Services (continued)
4,065,154	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 5.345%, (US0001M + 3.000%), 05/01/25	$4,044,828	0.5
205,000	Pre-Paid Legal Services, Inc. 2018 2nd Lien Term Loan, 9.845%, (US0001M + 7.500%), 05/01/26	205,000	0.0
488,775	PricewaterhouseCoopers LLP 2018 Term Loan, 5.595%, (US0001M + 3.250%), 05/01/25	485,109	0.1
572,125	Prometric Holdings, Inc. 1st Lien Term Loan, 5.350%, (US0001M + 3.000%), 01/29/25	568,549	0.1
4,037,650	Red Ventures, LLC 2018 Term Loan B, 5.315%, (US0003M + 3.000%), 11/08/24	4,019,626	0.5
250,000	Renaissance Holding Corp. 2018 2nd Lien Term Loan, 9.345%, (US0001M + 7.000%), 05/29/26	244,375	0.0
1,416,450	Renaissance Learning, Inc. 2018 Add On Term Loan, 5.595%, (US0001M + 3.250%), 05/30/25	1,398,744	0.2
1,702,138	Research Now Group, Inc. 2017 1st Lien Term Loan, 7.845%, (US0001M + 5.500%), 12/20/24	1,698,946	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,600,000	Sandvine Corporation 2018 1st Lien Term Loan, 6.807%, (US0001M + 4.500%), 11/02/25	$1,598,000	0.2
2,439,342	Solera Holdings, Inc. USD Term Loan B, 5.095%, (US0001M + 2.750%), 03/03/23	2,410,755	0.3
4,266,228	Spin Holdco Inc. 2017 Term Loan B, 5.686%, (US0003M + 3.250%), 11/14/22	4,196,902	0.5
2,065,000	SSH Group Holdings, Inc. 2018 1st Lien Term Loan, 6.770%, (US0003M + 4.250%), 07/30/25	2,049,513	0.2
4,927,781	Staples, Inc. 2017 Term Loan B, 6.541%, (US0003M + 4.000%), 09/12/24	4,857,826	0.6
2,203,699	Stiphout Finance LLC USD 1st Lien Term Loan, 5.345%, (US0001M + 3.000%), 10/26/22	2,225,736	0.3
1,437,333	SurveyMonkey Inc. 2018 Term Loan B, 6.100%, (US0001M + 3.750%), 04/13/24	1,433,740	0.2
678,223	TMK Hawk Parent Corp. 2017 1st Lien Term Loan, 5.850%, (US0001M + 3.500%), 08/28/24	643,747	0.1
400,950	USS Ultimate Holdings, Inc. 1st Lien Term Loan, 6.095%, (US0001M + 3.750%), 08/25/24	399,697	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
	3,615,000	Verifone Systems, Inc. 2018 1st Lien Term Loan, 6.645%, (US0003M + 4.000%), 08/20/25	$3,590,147	0.4
	485,000	Verifone Systems, Inc. 2018 2nd Lien Term Loan, 10.645%, (US0003M + 8.000%), 08/20/26	481,969	0.1
EUR	4,255,000	Verisure Holding AB EUR Term Loan B1E, 3.000%, (EUR003M + 3.000%), 10/20/22	4,765,476	0.6
	3,095,962	Verra Mobility Corporation 2018 1st Lien Term Loan, 6.095%, (US0001M + 3.750%), 02/28/25	3,102,250	0.4
	4,305,000	Verscend Holding Corp. 2018 Term Loan B, 6.845%, (US0001M + 4.500%), 08/27/25	4,290,199	0.5
	6,101,406	West Corporation 2017 Term Loan, 6.526%, (US0003M + 4.000%), 10/10/24	6,030,380	0.7
	1,860,338	West Corporation 2018 Term Loan B1, 6.026%, (US0003M + 3.500%), 10/10/24	1,817,483	0.2
	2,335,000	Yak Access, LLC 2018 1st Lien Term Loan B, 7.318%, (US0001M + 5.000%), 07/02/25	2,148,200	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	525,000	Yak Access, LLC 2018 2nd Lien Term Loan B, 12.318%, (US0001M + 10.000%), 06/13/26	$483,000	0.1
			151,749,263	18.6
		Cable & Satellite Television: 3.6%
	1,960,150	CSC Holdings LLC, 4.557%, (US0001M + 2.250%), 07/17/25	1,930,013	0.2
	3,711,350	CSC Holdings, LLC 2018 Term Loan B, 4.807%, (US0001M + 2.500%), 01/25/26	3,662,639	0.5
EUR	985,000	Numericable Group SA EUR Term Loan B11, 3.000%, (EUR003M + 3.000%), 07/31/25	1,082,827	0.1
	4,728,000	Numericable Group SA USD Term Loan B11, 5.095%, (US0001M + 2.750%), 07/31/25	4,429,545	0.5
	7,212,284	Radiate Holdco, LLC 1st Lien Term Loan, 5.345%, (US0001M + 3.000%), 02/01/24	7,086,069	0.9
	1,727,339	Telesat Canada Term Loan B4, 4.890%, (US0003M + 2.500%), 11/17/23	1,700,349	0.2
	2,915,190	UPC Financing Partnership USD Term Loan AR, 4.807%, (US0001M + 2.500%), 01/15/26	2,884,216	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Cable & Satellite Television (continued)
	4,125,000	Virgin Media Bristol LLC USD Term Loan K, 4.807%, (US0001M + 2.500%), 01/15/26	$4,080,207	0.5
	2,870,935	WideOpenWest Finance LLC 2017 Term Loan B, 5.553%, (US0001M + 3.250%), 08/18/23	2,730,081	0.3
			29,585,946	3.6
		Chemicals & Plastics: 5.9%
EUR	1,224,982	Allnex (Luxembourg) & Cy S.C.A. 2016 EUR Term Loan B1, 3.250%, (EUR003M + 3.250%), 09/13/23	1,381,602	0.2
	1,757,584	Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2, 5.955%, (US0003M + 3.250%), 09/13/23	1,750,993	0.2
	1,324,155	Allnex USA, Inc. USD Term Loan B3, 5.955%, (US0003M + 3.250%), 09/13/23	1,319,190	0.2
	2,600,721	Alpha 3 B.V. 2017 Term Loan B1, 5.386%, (US0003M + 3.000%), 01/31/24	2,584,466	0.3
	6,040,018	Avantor, Inc. 2017 1st Lien Term Loan, 6.072%, (US0001M + 3.750%), 11/21/24	6,042,850	0.7
EUR	992,500	Avantor, Inc. EUR 2017 1st Lien Term Loan, 3.750%, (EUR001M + 3.750%), 11/21/24	1,125,716	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,094,750	Composite Resins Holding B.V. 2018 Term Loan B, 6.832%, (US0003M + 4.250%), 08/01/25	$2,079,039	0.3
EUR	992,500	Diamond (BC) B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/06/24	1,096,455	0.1
	4,369,562	Diamond (BC) B.V. USD Term Loan, 5.526%, (US0003M + 3.000%), 09/06/24	4,260,323	0.5
	2,204,400	Emerald Performance Materials, LLC New 1st Lien Term Loan, 5.845%, (US0001M + 3.500%), 08/01/21	2,194,298	0.3
	1,893,939	Emerald Performance Materials, LLC New 2nd Lien Term Loan, 10.095%, (US0001M + 7.750%), 08/01/22	1,895,123	0.2
	2,187,766	Encapsys, LLC 1st Lien Term Loan, 5.595%, (US0001M + 3.250%), 11/07/24	2,165,888	0.3
EUR	2,000,000	Klockner-Pentaplast of America, Inc. EUR 2017 Term Loan B1, 4.750%, (EUR003M + 4.750%), 06/30/22	1,985,892	0.2
	2,466,588	MacDermid, Inc. USD Term Loan B6, 5.345%, (US0001M + 3.000%), 06/07/23	2,472,242	0.3
	3,302,974	Plaskolite, Inc. 1st Lien Term Loan, 5.845%, (US0001M + 3.500%), 11/03/22	3,298,846	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Chemicals & Plastics (continued)
2,365,000	Platform Specialty Products Corporation Term Loan, 4.986%, (US0003M + 2.250%), 11/15/25	$2,345,784	0.3
721,134	PQ Corporation 2018 Term Loan B, 5.027%, (US0003M + 2.500%), 02/08/25	712,840	0.1
1,685,000	Schenectady International Group Inc. 2018 1st Lien Term Loan, 7.186%, (US0003M + 4.750%), 10/15/25	1,668,150	0.2
1,690,763	Solenis International, LP 2018 1st Lien Term Loan, 6.706%, (US0003M + 4.000%), 12/26/23	1,674,912	0.2
2,135,000	Starfruit Finco B.V 2018 USD Term Loan B, 5.549%, (US0001M + 3.250%), 10/01/25	2,108,633	0.3
749,376	Tronox Blocked Borrower LLC Term Loan B, 5.345%, (US0001M + 3.000%), 09/23/24	743,053	0.1
1,729,330	Tronox Finance LLC Term Loan B, 5.345%, (US0001M + 3.000%), 09/23/24	1,714,738	0.2
1,611,167	Univar Inc. 2017 USD Term Loan B, 4.595%, (US0001M + 2.250%), 07/01/24	1,584,986	0.2
		48,206,019	5.9
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Clothing/Textiles: 0.5%
	3,781,079	Varsity Brands, Inc. 2017 Term Loan B, 5.845%, (US0001M + 3.500%), 12/15/24	$3,773,202	0.5
		Containers & Glass Products: 5.4%
EUR	1,000,000	Albea Beauty Holdings S.A 2018 EUR Term Loan, 3.000%, (EUR006M + 3.000%), 04/22/24	1,127,147	0.1
	1,467,625	Albea Beauty Holdings S.A 2018 USD Term Loan B2, 5.634%, (US0006M + 2.750%), 04/22/24	1,454,783	0.2
	1,216,950	Ball Metalpack, LLC 2018 1st Lien Term Loan B, 6.845%, (US0001M + 4.500%), 07/24/25	1,215,429	0.2
	635,888	Berlin Packaging LLC 2018 1st Lien Term Loan, 5.317%, (US0003M + 3.000%), 11/07/25	627,409	0.1
	3,508,518	BWAY Holding Company 2017 Term Loan B, 5.658%, (US0003M + 3.250%), 04/03/24	3,422,268	0.4
	891,017	Consolidated Container Company LLC 2017 1st Lien Term Loan, 5.095%, (US0001M + 2.750%), 05/22/24	882,664	0.1
	2,689,050	Flex Acquisition Company, Inc. 1st Lien Term Loan, 5.299%, (US0001M + 3.000%), 12/29/23	2,636,614	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Containers & Glass Products (continued)
	4,643,363	Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 5.549%, (US0001M + 3.250%), 06/29/25	$4,581,838	0.6
EUR	2,781,818	Horizon Holdings III SAS EUR Term Loan B4, 2.750%, (EUR001M + 2.750%), 10/29/22	3,121,460	0.4
	941,561	Milacron LLC Amended Term Loan B, 4.845%, (US0001M + 2.500%), 09/28/23	926,237	0.1
	1,880,288	Pelican Products, Inc. 2018 1st Lien Term Loan, 5.814%, (US0001M + 3.500%), 05/01/25	1,867,361	0.2
	225,000	Pelican Products, Inc. 2018 2nd Lien Term Loan, 10.064%, (US0001M + 7.750%), 05/01/26	226,687	0.0
	1,774,895	Proampac PG Borrower LLC First Lien Term Loan, 5.984%, (US0003M + 3.500%), 11/18/23	1,752,708	0.2
	460,000	Proampac PG Borrower LLC Second Lien Term Loan, 11.145%, (US0003M + 8.500%), 11/18/24	453,100	0.1
	10,595,289	Reynolds Group Holdings Inc. USD 2017 Term Loan, 5.095%, (US0001M + 2.750%), 02/05/23	10,514,881	1.3
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,823,660	Ring Container Technologies Group, LLC 1st Lien Term Loan, 5.095%, (US0001M + 2.750%), 10/31/24	$2,795,423	0.3
2,024,480	Titan Acquisition Limited 2018 Term Loan B, 5.345%, (US0001M + 3.000%), 03/28/25	1,902,380	0.2
2,936,887	TricorBraun Holdings, Inc First Lien Term Loan, 6.136%, (US0003M + 3.750%), 11/30/23	2,929,545	0.4
295,931	TricorBraun Holdings, Inc. 1st Lien Delayed Draw Term Loan, 6.103%, (US0003M + 3.750%), 11/30/23	295,191	0.0
1,271,184	Trident TPI Holdings, Inc. 2017 USD Term Loan B1, 5.595%, (US0001M + 3.250%), 10/17/24	1,255,294	0.2
		43,988,419	5.4
	Cosmetics/Toiletries: 0.8%
2,420,000	Anastasia Parent, LLC 2018 Term Loan B, 6.068%, (US0001M + 3.750%), 08/11/25	2,387,734	0.3
2,113,453	Rodan & Fields, LLC 2018 Term Loan B, 6.307%, (US0001M + 4.000%), 06/06/25	1,923,242	0.2
2,565,227	Wellness Merger Sub, Inc. 1st Lien Term Loan, 6.957%, (US0003M + 4.250%), 06/30/24	2,531,559	0.3
		6,842,535	0.8

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Diversified Financial Services: 0.1%
	805,600	Blucora, Inc. 2017 Term Loan B, 5.345%, (US0001M + 3.000%), 05/22/24	$806,271	0.1
		Drugs: 1.8%
	3,599,293	Alvogen Pharma US, Inc. 2018 Term Loan B, 7.090%, (US0001M + 4.750%), 04/02/22	3,556,551	0.4
	4,712,326	Amneal Pharmaceuticals LLC 2018 Term Loan B, 5.875%, (US0001M + 3.500%), 05/04/25	4,709,357	0.6
	3,952,513	Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 6.625%, (US0001M + 4.250%), 04/29/24	3,949,528	0.5
	1,154,860	Horizon Pharma, Inc. 2018 Term Loan B, 5.375%, (US0001M + 3.000%), 03/29/24	1,148,726	0.1
EUR	219,893	Nidda Healthcare Holding AG EUR Delayed Draw Term Loan B2, 3.500%, (EUR003M + 3.500%), 08/21/24	243,599	0.0
EUR	379,538	Nidda Healthcare Holding AG EUR Term Loan B1, 3.500%, (EUR003M + 3.500%), 08/21/24	420,456	0.1
EUR	710,569	Nidda Healthcare Holding AG EUR Term Loan C, 3.500%, (EUR003M + 3.500%), 08/21/24	787,341	0.1
			14,815,558	1.8
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Ecological Services & Equipment: 1.6%
	3,213,739	4L Holdings, LLC 1st Lien Term Loan, 6.849%, (US0001M + 4.500%), 05/08/20	$3,129,379	0.4
	5,791,836	Ads Waste Hldgs Inc Term Loan, 4.475%, (US0001W + 2.250%), 11/10/23	5,735,725	0.7
	3,730,000	GFL Environmental Inc. 2018 USD Term Loan B, 5.736%, (US0003M + 3.000%), 05/30/25	3,643,744	0.4
	467,650	Gopher Resource, LLC 1st Lien Term Loan, 5.595%, (US0001M + 3.250%), 03/06/25	468,234	0.1
			12,977,082	1.6
		Electronics/Electrical: 19.2%
	855,700	ABC Financial Services, Inc. 1st Lien Term Loan, 6.565%, (US0001M + 4.250%), 01/02/25	858,909	0.1
	1,541,952	Aptean, Inc. 2017 1st Lien Term Loan, 6.640%, (US0003M + 4.250%), 12/20/22	1,540,988	0.2
	2,281,993	ASG Technologies Group, Inc. 2018 Term Loan, 5.845%, (US0001M + 3.500%), 07/31/24	2,263,927	0.3
EUR	457,637	Avast Software B.V. 2018 EUR Term Loan B, 2.750%, (EUR003M + 2.750%), 09/30/23	519,224	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Electronics/Electrical (continued)
	2,888,682	Avast Software B.V. 2018 USD Term Loan B, 4.886%, (US0003M + 2.500%), 09/30/23	$2,882,061	0.4
	3,174,050	Barracuda Networks, Inc. 1st Lien Term Loan, 5.553%, (US0001M + 3.250%), 02/12/25	3,148,261	0.4
	285,000	Barracuda Networks, Inc. 2nd Lien Term Loan, 9.553%, (US0001M + 7.250%), 02/12/26	287,375	0.0
EUR	3,000,000	BMC Software Finance, Inc. 2018 EUR Term Loan B, 4.750%, (EUR003M + 4.750%), 10/02/25	3,404,085	0.4
	7,880,000	BMC Software Finance, Inc. 2018 USD Term Loan B, 6.648%, (US0003M + 4.250%), 10/02/25	7,798,962	1.0
	645,000	Bomgar Corporation 1st Lien Term Loan, 6.386%, (US0003M + 4.000%), 04/18/25	641,775	0.1
	1,830,000	Cohu, Inc. 2018 Term Loan B, 5.396%, (US0003M + 3.000%), 09/20/25	1,802,550	0.2
	1,165,000	Compuware Corporation 2018 Term Loan B, 5.815%, (US0001M + 3.500%), 08/22/25	1,165,242	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,715,000	Dynatrace LLC 2018 1st Lien Term Loan, 5.595%, (US0001M + 3.250%), 08/22/25	$2,706,516	0.3
	1,690,000	EagleView Technology Corporation 2018 Add On Term Loan B, 5.807%, (US0001M + 3.500%), 08/14/25	1,674,156	0.2
	573,563	Electrical Components International, Inc. 2018 1st Lien Term Loan, 6.636%, (US0003M + 4.250%), 06/26/25	579,298	0.1
	5,223,283	Epicor Software Corporation 1st Lien Term Loan, 5.600%, (US0001M + 3.250%), 06/01/22	5,165,608	0.6
	1,257,300	Exact Merger Sub LLC 1st Lien Term Loan, 6.636%, (US0003M + 4.250%), 09/27/24	1,258,086	0.2
	6,411,772	Go Daddy Operating Company, LLC 2017 Repriced Term Loan, 4.595%, (US0001M + 2.250%), 02/15/24	6,353,668	0.8
EUR	1,965,200	Greeneden U.S. Holdings II, LLC 2018 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 12/01/23	2,227,584	0.3
	2,127,403	Greeneden U.S. Holdings II, LLC 2018 USD Term Loan B, 5.595%, (US0001M + 3.250%), 12/01/23	2,110,384	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Electronics/Electrical (continued)
5,146,005	Hyland Software, Inc. 2018 Term Loan 3, 5.845%, (US0001M + 3.500%), 07/01/24	$5,122,421	0.6
1,040,000	Imperva, Inc. 2nd Lien Term Loan, 10.486%, (US0003M + 7.750%), 11/20/26	1,043,900	0.1
2,105,000	Imperva, Inc. Term Loan, 6.736%, (US0003M + 4.000%), 11/07/25	2,097,106	0.3
4,985,615	Informatica Corporation 2018 USD Term Loan, 5.595%, (US0001M + 3.250%), 08/05/22	4,979,383	0.6
6,107,426	Kronos Incorporated 2017 Term Loan B, 5.541%, (US0003M + 3.000%), 11/01/23	6,042,186	0.7
965,000	Lumentum Holdings 2018 1st Lien Term Loan, 5.236%, (US0003M + 2.500%), 08/07/25	956,556	0.1
753,984	MA FinanceCo., LLC USD Term Loan B3, 4.845%, (US0001M + 2.500%), 06/21/24	740,789	0.1
416,118	MaxLinear, Inc. Term Loan B, 4.807%, (US0001M + 2.500%), 05/12/24	411,426	0.1
770,000	McAfee, LLC 2017 2nd Lien Term Loan, 10.849%, (US0001M + 8.500%), 09/29/25	780,010	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
6,758,275	McAfee, LLC 2018 USD Term Loan B, 6.099%, (US0001M + 3.750%), 09/30/24	$6,758,275	0.8
6,102,730	MH Sub I, LLC 2017 1st Lien Term Loan, 6.056%, (US0001M + 3.750%), 09/13/24	6,056,960	0.7
1,510,000	MH Sub I, LLC 2017 2nd Lien Term Loan, 9.806%, (US0001M + 7.500%), 09/15/25	1,506,225	0.2
935,000	Navex TopCo, Inc. 2018 1st Lien Term Loan, 5.600%, (US0001M + 3.250%), 09/05/25	926,234	0.1
210,000	Navex TopCo, Inc. 2018 2nd Lien Term Loan, 9.350%, (US0001M + 7.000%), 09/05/26	209,737	0.0
1,999,156	Optiv Security, Inc. 1st Lien Term Loan, 5.595%, (US0001M + 3.250%), 02/01/24	1,912,527	0.2
3,355,000	PowerSchool 2018 Term Loan B, 5.564%, (US0001M + 3.250%), 08/01/25	3,308,869	0.4
5,210,000	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 6.777%, (US0003M + 4.250%), 05/16/25	5,214,887	0.6
1,610,000	Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 10.777%, (US0003M + 8.250%), 05/16/26	1,601,950	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Electronics/Electrical (continued)
	6,396,914	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 5.581%, (US0003M + 3.000%), 11/03/23	$5,929,939	0.7
	4,792,135	Riverbed Technology, Inc. 2016 Term Loan, 5.600%, (US0001M + 3.250%), 04/24/22	4,631,259	0.6
	890,000	Rocket Software, Inc. 2018 2nd Lien Term Loan, 10.597%, (US0001M + 8.250%), 11/20/26	886,106	0.1
	3,200,000	Rocket Software, Inc. 2018 Term Loan, 6.597%, (US0001M + 4.250%), 11/28/25	3,186,800	0.4
	970,923	Rovi Solutions Corporation Term Loan B, 4.850%, (US0001M + 2.500%), 07/02/21	961,942	0.1
	4,421,250	RP Crown Parent LLC Term Loan B, 5.095%, (US0001M + 2.750%), 10/12/23	4,358,614	0.5
	5,091,841	Seattle Spinco, Inc. USD Term Loan B3, 4.845%, (US0001M + 2.500%), 06/21/24	5,004,322	0.6
EUR	1,000,000	SGB-SMIT Management GmbH EUR Term Loan B, 4.000%, (EUR006M + 4.000%), 07/18/24	956,625	0.1
	4,809,162	SkillSoft Corporation 1st Lien Term Loan, 7.095%, (US0001M + 4.750%), 04/28/21	4,406,395	0.5
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
5,816,050	SolarWinds Holdings, Inc. 2018 Term Loan B, 5.095%, (US0001M + 2.750%), 02/05/24	$5,800,783	0.7
1,375,000	SonicWALL, Inc. 1st Lien Term Loan, 6.145%, (US0003M + 3.500%), 05/16/25	1,364,687	0.2
570,000	SonicWALL, Inc. 2nd Lien Term Loan, 10.145%, (US0003M + 7.500%), 05/18/26	565,369	0.1
1,772,367	SS&C Technologies Holdings Europe S.A.R.L. 2018 Term Loan B4, 4.595%, (US0001M + 2.250%), 04/16/25	1,734,595	0.2
4,653,382	SS&C Technologies Inc. 2018 Term Loan B3, 4.595%, (US0001M + 2.250%), 04/16/25	4,554,209	0.6
2,080,000	TriTech Software Systems 2018 Term Loan B, 6.095%, (US0001M + 3.750%), 08/29/25	2,066,351	0.3
3,506,001	TTM Technologies, Inc. 2017 Term Loan, 4.799%, (US0001M + 2.500%), 09/28/24	3,418,351	0.4
5,474,891	Veritas Bermuda Ltd. USD Repriced Term Loan B, 6.855%, (US0001M + 4.500%), 01/27/23	4,940,109	0.6
855,833	Web.com Group, Inc. 2018 2nd Lien Term Loan, 10.170%, (US0003M + 7.750%), 10/09/26	853,694	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Electronics/Electrical (continued)
1,800,000	Web.com Group, Inc. 2018 Term Loan B, 6.170%, (US0003M + 3.750%), 10/10/25	$1,786,500	0.2
1,976,000	Xperi Corporation 2018 Term Loan B1, 4.845%, (US0001M + 2.500%), 12/01/23	1,950,065	0.2
		157,414,815	19.2
	Entertainment: 0.3%
2,873,152	Twin River Management Group, Inc. Term Loan, 5.837%, (US0001M + 3.500%), 07/10/20	2,865,969	0.3
	Financial Intermediaries: 3.4%
1,775,000	Advisor Group, Inc. 2018 Term Loan, 6.053%, (US0001M + 3.750%), 08/15/25	1,776,109	0.2
1,551,113	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 5.386%, (US0003M + 3.000%), 06/15/25	1,536,377	0.2
2,345,000	DTZ U.S. Borrower LLC 2018 Add On Term Loan B, 5.595%, (US0001M + 3.250%), 08/21/25	2,313,478	0.3
3,703,894	Duff & Phelps Corporation 2017 Term Loan B, 5.595%, (US0001M + 3.250%), 02/13/25	3,668,707	0.5
4,745,000	Edelman Financial Center, LLC 2018 1st Lien Term Loan, 5.686%, (US0003M + 3.250%), 07/21/25	4,711,192	0.6
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
560,000	Edelman Financial Center, LLC 2018 2nd Lien Term Loan, 9.186%, (US0003M + 6.750%), 07/20/26	$554,400	0.1
5,235,000	First Eagle Investment Management, LLC 2018 Term Loan B, 5.141%, (US0003M + 2.750%), 12/26/24	5,244,816	0.6
1,821,423	Focus Financial Partners, LLC 2018 Incremental Term Loan, 4.845%, (US0001M + 2.500%), 07/03/24	1,808,900	0.2
5,273,384	LPL Holdings, Inc. 2017 1st Lien Term Loan B, 4.550%, (US0001M + 2.250%), 09/23/24	5,238,184	0.6
863,409	Priority Payment Systems LLC Term Loan, 7.350%, (US0001M + 5.000%), 01/03/23	864,488	0.1
		27,716,651	3.4
	Food Products: 3.2%
2,320,000	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 6.049%, (US0001M + 3.750%), 10/01/25	2,321,933	0.3
205,000	8th Avenue Food & Provisions, Inc. 2018 2nd Lien Term Loan, 10.049%, (US0001M + 7.750%), 09/20/26	205,000	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Food Products (continued)
	1,257,300	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 5.817%, (US0001M + 3.500%), 07/07/24	$1,263,586	0.2
	872,813	CH Guenther & Son, Incorporated 2018 Term Loan B, 5.095%, (US0001M + 2.750%), 03/31/25	862,972	0.1
	1,456,492	Del Monte Foods, Inc. 1st Lien Term Loan, 5.907%, (US0003M + 2.250%), 02/18/21	1,250,763	0.1
	6,621,775	IRB Holding Corp 1st Lien Term Loan, 5.568%, (US0001M + 3.250%), 02/05/25	6,564,523	0.8
	7,176,111	JBS USA, LLC 2017 Term Loan B, 4.844%, (US0003M + 2.500%), 10/30/22	7,106,029	0.9
	1,747,875	NPC International, Inc. 1st Lien Term Loan, 5.845%, (US0001M + 3.500%), 04/19/24	1,677,960	0.2
	605,000	NPC International, Inc. 2nd Lien Term Loan, 9.845%, (US0001M + 7.500%), 04/18/25	594,412	0.1
EUR	2,785,000	Sigma Bidco B.V. 2018 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 07/02/25	3,116,114	0.4
EUR	1,000,000	Valeo F1 Company Limited (Ireland) 2017 EUR Term Loan B, 3.750%, (EUR003M + 3.750%), 08/27/24	1,123,609	0.1
			26,086,901	3.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Food Service: 2.6%
4,307,458	1011778 B.C. Unlimited Liability Company Term Loan B3, 4.595%, (US0003M + 2.250%), 02/16/24	$4,219,512	0.5
363,102	CEC Entertainment Concepts, L.P. Term Loan, 5.599%, (US0001M + 3.250%), 02/14/21	348,578	0.0
1,172,063	Del Friscos Restaurant Group, Inc. 2018 Incremental Term Loan, 8.345%, (US0001M + 6.000%), 06/27/25	1,119,320	0.1
2,059,838	Dhanani Group Inc. 2018 Term Loan B, 6.095%, (US0001M + 3.750%), 07/20/25	2,039,239	0.3
1,306,725	Flynn Restaurant Group LP 1st Lien Term Loan, 5.845%, (US0001M + 3.500%), 06/27/25	1,274,057	0.2
568,575	Fogo de Chao Churrascaria Holdings LLC 2018 Add On Term Loan, 6.595%, (US0001M + 4.250%), 04/05/25	568,575	0.1
4,827,778	Golden Nugget, Inc. 2017 Incremental Term Loan B, 5.231%, (US0003M + 2.750%), 10/04/23	4,770,448	0.6
2,229,413	Hearthside Food Solutions, LLC 2018 Term Loan B, 6.032%, (US0001M + 3.688%), 05/23/25	2,176,464	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Food Service (continued)
721,375	K-Mac Holdings Corp 2018 1st Lien Term Loan, 5.556%, (US0001M + 3.250%), 03/14/25	$710,254	0.1
395,000	K-Mac Holdings Corp 2018 2nd Lien Term Loan, 9.056%, (US0001M + 6.750%), 03/16/26	394,012	0.0
1,696,475	Tacala, LLC 1st Lien Term Loan, 5.595%, (US0001M + 3.250%), 01/31/25	1,671,735	0.2
345,000	Tacala, LLC 2nd Lien Term Loan, 9.345%, (US0001M + 7.000%), 01/30/26	346,725	0.0
1,901,202	Welbilt, Inc. 2018 Term Loan B, 4.845%, (US0001M + 2.500%), 10/23/25	1,879,814	0.2
		21,518,733	2.6
	Food/Drug Retailers: 2.5%
2,748,713	Albertsons, LLC Term Loan B7, 5.445%, (US0003M + 3.000%), 11/17/25	2,691,449	0.3
4,467,172	Albertsons, LLC USD 2017 Term Loan B6, 5.691%, (US0003M + 3.000%), 06/22/23	4,394,581	0.5
1,488,697	Alphabet Holding Company, Inc. 2017 1st Lien Term Loan, 5.845%, (US0001M + 3.500%), 09/26/24	1,404,493	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,165,000	Alphabet Holding Company, Inc. 2017 2nd Lien Term Loan, 10.095%, (US0001M + 7.750%), 09/26/25	$1,039,034	0.1
EUR	1,000,000	CD&R Firefly Bidco Limited 2018 EUR Term Loan B2, 3.500%, (EUR003M + 3.500%), 06/23/25	1,131,747	0.1
	2,790,975	EG Finco Limited 2018 USD Term Loan, 6.386%, (US0003M + 4.000%), 02/07/25	2,769,172	0.4
	522,375	EG Group Limited 2018 USD Term Loan B, 6.386%, (US0003M + 4.000%), 02/07/25	520,416	0.1
	4,074,974	Moran Foods LLC Term Loan, 8.345%, (US0001M + 6.000%), 12/05/23	2,220,861	0.3
	1,950,000	Smart & Final Stores LLC 1st Lien Term Loan, 5.845%, (US0001M + 3.500%), 11/15/22	1,859,813	0.2
	2,360,000	United Natural Foods, Inc. Term Loan B, 6.595%, (US0001M + 4.250%), 10/22/25	2,230,200	0.3
			20,261,766	2.5
		Forest Products: 0.3%
	2,865,625	Blount International Inc. 2018 Term Loan B, 6.095%, (US0001M + 3.750%), 04/12/23	2,870,998	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Health Care: 16.1%
1,958,346	Acadia Healthcare Company, Inc. 2018 Term Loan B4, 4.845%, (US0001M + 2.500%), 02/16/23	$1,943,659	0.2
3,630,900	ADMI Corp. 2018 Term Loan B, 5.345%, (US0001M + 3.000%), 04/30/25	3,615,770	0.4
2,085,670	Air Methods Corporation 2017 Term Loan B, 5.886%, (US0003M + 3.500%), 04/21/24	1,781,291	0.2
790,000	Athletico Management, LLC Term Loan B, 5.799%, (US0003M + 3.500%), 10/31/25	793,950	0.1
2,862,839	ATI Holdings Acquisition, Inc. 2016 Term Loan, 5.807%, (US0001M + 3.500%), 05/10/23	2,853,297	0.4
5,122,211	Auris Luxembourg III S.a.r.l. 2017 USD Term Loan B7, 5.386%, (US0003M + 3.000%), 01/17/22	5,109,406	0.6
3,825,000	Auris Luxembourg III S.a.r.l. 2018 USD Term Loan B, 6.486%, (US0003M + 3.750%), 07/20/25	3,821,814	0.5
1,548,112	Carestream Dental Equipment, Inc 2017 1st Lien Term Loan B, 5.636%, (US0003M + 3.250%), 09/01/24	1,524,891	0.2
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	8,163,998		Change Healthcare Holdings LLC 2017 Term Loan B, 5.095%, (US0001M + 2.750%), 03/01/24	$8,075,067	1.0
	5,162,832		CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 5.461%, (US0003M + 3.000%), 06/07/23	5,145,408	0.6
EUR	1,000,000		Cidron Atrium SE 2018 EUR Term Loan B, 3.500%, (EUR006M + 3.500%), 04/16/25	1,134,931	0.1
	602,375		Commerce Merger Sub, Inc. 2017 1st Lien Term Loan, 5.636%, (US0003M + 3.250%), 06/28/24	592,586	0.1
	2,329,363		Concentra Inc. 2018 1st Lien Term Loan, 5.070%, (US0001M + 2.750%), 06/01/22	2,310,409	0.3
EUR	1,000,000		Constantin Investissement 4 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 04/22/24	1,132,949	0.1
	347,458	(1)	DentalCorp Perfect Smile ULC 1st Lien Delayed Draw Term Loan, 6.095%, (US0001M + 3.750%), 06/06/25	347,675	0.0
	1,387,227		DentalCorp Perfect Smile ULC 1st Lien Term Loan, 6.095%, (US0001M + 3.750%), 06/06/25	1,388,094	0.2
	746,938		Diplomat Pharmacy, Inc. 2017 Term Loan B, 6.850%, (US0001M + 4.500%), 12/20/24	750,205	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Health Care (continued)
11,730,000	Envision Healthcare Corporation 2018 1st Lien Term Loan, 6.095%, (US0001M + 3.750%), 10/10/25	$11,287,193	1.4
3,883,701	ExamWorks Group, Inc. 2017 Term Loan, 5.595%, (US0001M + 3.250%), 07/27/23	3,876,419	0.5
7,702,853	Global Medical Response, Inc. 2018 Term Loan B1, 5.568%, (US0001M + 3.250%), 04/28/22	7,405,808	0.9
1,825,000	GoodRx, Inc. 1st Lien Term Loan, 5.318%, (US0001M + 3.000%), 10/10/25	1,818,156	0.2
1,665,701	Greenway Health, LLC 2017 1st Lien Term Loan, 6.140%, (US0003M + 3.750%), 02/14/24	1,659,454	0.2
2,359,063	Grifols Worldwide Operations USA, Inc. 2017 Acquisition Term Loan, 4.475%, (US0001W + 2.250%), 01/31/25	2,342,990	0.3
2,658,338	Inovalon Holdings, Inc. 2018 Term Loan B, 5.875%, (US0001M + 3.500%), 04/02/25	2,643,937	0.3
4,369,398	Jaguar Holding Company II 2018 Term Loan, 4.845%, (US0001M + 2.500%), 08/18/22	4,309,319	0.5
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,293,600	Kinetic Concepts, Inc. 2017 USD Term Loan B, 5.636%, (US0003M + 3.250%), 02/02/24	$1,290,366	0.2
1,130,000	Lifescan Global Corporation 2018 1st Lien Term Loan, 8.396%, (US0003M + 6.000%), 09/27/24	1,088,096	0.1
2,761,412	MPH Acquisition Holdings LLC 2016 Term Loan B, 5.136%, (US0003M + 2.750%), 06/07/23	2,715,029	0.3
1,951,509	nThrive, Inc. 2016 1st Lien Term Loan, 6.845%, (US0001M + 4.500%), 10/20/22	1,958,421	0.2
1,381,050	Ortho-Clinical Diagnostics SA 2018 Term Loan B, 5.576%, (US0003M + 3.250%), 06/30/25	1,348,990	0.2
4,609,440	Parexel International Corporation Term Loan B, 5.095%, (US0001M + 2.750%), 09/27/24	4,489,595	0.6
2,059,690	Pearl Intermediate Parent LLC 2018 1st Lien Term Loan, 5.056%, (US0001M + 2.750%), 02/14/25	1,982,451	0.2
100,000	Pearl Intermediate Parent LLC 2018 2nd Lien Term Loan, 8.556%, (US0001M + 6.250%), 02/13/26	99,750	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Health Care (continued)
608,414	(1)	Pearl Intermediate Parent LLC 2018 Delayed Draw Term Loan, 5.057%, (US0001M + 2.750%), 02/14/25	$585,598	0.1
2,902,919		PharMerica Corporation 1st Lien Term Loan, 5.807%, (US0001M + 3.500%), 12/06/24	2,888,404	0.4
1,129,875		Press Ganey Holdings, Inc. 2018 1st Lien Term Loan, 5.095%, (US0001M + 2.750%), 10/23/23	1,118,929	0.1
101,124		Press Ganey Holdings, Inc. 2nd Lien Term Loan, 8.845%, (US0001M + 6.500%), 10/21/24	101,630	0.0
2,668,672		Prospect Medical Holdings, Inc. 2018 Term Loan B, 7.875%, (US0001M + 5.500%), 02/22/24	2,678,679	0.3
2,360,000		RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 7.236%, (US0003M + 4.500%), 11/16/25	2,321,650	0.3
3,324,375		Select Medical Corporation 2017 Term Loan B, 4.811%, (US0001M + 1.500%), 03/06/25	3,309,831	0.4
5,765,833		Sotera Health Holdings, LLC 2017 Term Loan, 5.345%, (US0001M + 3.000%), 05/15/22	5,711,778	0.7
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,818,981	Surgery Center Holdings, Inc. 2017 Term Loan B, 5.600%, (US0001M + 3.250%), 09/02/24	$3,772,435	0.5
3,166,775	Team Health Holdings, Inc. 1st Lien Term Loan, 5.095%, (US0001M + 2.750%), 02/06/24	2,960,935	0.4
928,250	Tecomet Inc. 2017 Repriced Term Loan, 5.815%, (US0001M + 3.500%), 05/01/24	920,128	0.1
2,167,999	U.S. Anesthesia Partners, Inc. 2017 Term Loan, 5.345%, (US0001M + 3.000%), 06/23/24	2,163,483	0.3
2,813,380	U.S. Renal Care, Inc. 2015 1st Lien Term Loan, 6.636%, (US0003M + 4.250%), 12/30/22	2,777,509	0.3
810,000	Universal Hospital Services, Inc. Delayed Draw Term Loan, 5.736%, (US0003M + 3.000%), 10/18/25	807,975	0.1
4,685,378	Valeant Pharmaceuticals International, Inc. 2018 Term Loan B, 5.314%, (US0001M + 3.000%), 06/02/25	4,644,381	0.6
638,150	Vizient, Inc. 1st Lien Term Loan B, 5.087%, (US0001M + 2.750%), 02/13/23	637,019	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Health Care (continued)
	962,725	Wink Holdco, Inc 1st Lien Term Loan B, 5.345%, (US0001M + 3.000%), 12/02/24	$950,691	0.1
	575,000	Wink Holdco, Inc 2nd Lien Term Loan B, 9.100%, (US0001M + 6.750%), 11/03/25	566,375	0.1
			131,554,806	16.1
		Home Furnishings: 0.8%
	6,487,099	Prime Security Services Borrower, LLC 2016 1st Lien Term Loan, 5.095%, (US0001M + 2.750%), 05/02/22	6,429,176	0.8
		Industrial Equipment: 3.0%
	1,790,072	Accudyne Industries, LLC 2017 Term Loan, 5.345%, (US0001M + 3.000%), 08/18/24	1,767,696	0.2
EUR	1,000,000	Averys 2018 EUR 1st Lien Term Loan B, 3.750%, (EUR003M + 3.750%), 09/29/25	1,138,233	0.1
	6,180,494	Cortes NP Acquisition Corporation 2017 Term Loan B, 6.707%, (US0003M + 4.000%), 11/30/23	6,010,530	0.7
	835,000	CPM Holdings, Inc. 2018 1st Lien Term Loan, 6.057%, (US0001M + 3.750%), 11/15/25	839,175	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,634,100	EWT Holdings III Corp. 2017 Repriced Term Loan, 5.345%, (US0001M + 3.000%), 12/20/24	$1,627,972	0.2
	1,088,576	ExGen Renewables IV, LLC Term Loan B, 5.710%, (US0003M + 3.000%), 11/28/24	1,050,476	0.1
	1,213,900	Filtration Group Corporation 2018 1st Lien Term Loan, 5.345%, (US0001M + 3.000%), 03/29/25	1,207,641	0.2
EUR	3,960,000	Gardner Denver, Inc. 2017 EUR Term Loan B, 3.000%, (EUR001M + 3.000%), 07/30/24	4,485,919	0.6
	2,495,396	Gardner Denver, Inc. 2017 USD Term Loan B, 5.095%, (US0001M + 2.750%), 07/30/24	2,486,707	0.3
	1,245,735	Kenan Advantage Group, Inc. 2015 Term Loan, 5.345%, (US0001M + 3.000%), 07/31/22	1,234,446	0.2
	378,827	Kenan Advantage Group, Inc. CAD Term Loan B, 5.345%, (US0001M + 3.000%), 07/31/22	375,394	0.0
	741,275	Robertshaw US Holding Corp 2018 1st Lien Term Loan, 5.875%, (US0001M + 3.500%), 02/28/25	719,037	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Industrial Equipment (continued)
587,050	Safe Fleet Holdings LLC 2018 1st Lien Term Loan, 5.320%, (US0001M + 3.000%), 02/01/25	$581,179	0.1
265,000	Safe Fleet Holdings LLC 2018 2nd Lien Term Loan, 9.070%, (US0001M + 6.750%), 02/01/26	262,681	0.0
448,875	Shape Technologies Group, Inc. Term Loan, 5.300%, (US0001M + 3.000%), 04/20/25	443,264	0.1
		24,230,350	3.0
	Insurance: 8.4%
1,025,000	Achilles Acquisition LLC 2018 Term Loan, 6.375%, (US0001M + 4.000%), 10/03/25	1,021,156	0.1
6,912,706	Acrisure, LLC 2017 Term Loan B, 6.595%, (US0001M + 4.250%), 11/22/23	6,860,861	0.9
1,735,650	Acrisure, LLC 2018 Term Loan B, 6.095%, (US0001M + 3.750%), 11/22/23	1,717,556	0.2
1,493,225	Alera Group Holdings, Inc. 2018 Term Loan B, 6.845%, (US0001M + 4.500%), 07/25/25	1,495,091	0.2
6,795,509	Alliant Holdings I, Inc. 2018 Term Loan B, 5.057%, (US0001M + 2.750%), 05/09/25	6,683,193	0.8
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,831,750	AmWINS Group, Inc. 2017 Term Loan B, 5.088%, (US0001M + 2.750%), 01/25/24	$3,801,644	0.5
2,988,650	Applied Systems, Inc. 2017 1st Lien Term Loan, 5.386%, (US0003M + 3.000%), 09/19/24	2,984,914	0.4
650,000	Applied Systems, Inc. 2017 2nd Lien Term Loan, 9.386%, (US0003M + 7.000%), 09/19/25	657,150	0.1
955,000	Aretec Group, Inc. 2018 Term Loan, 6.595%, (US0001M + 4.250%), 10/01/25	950,822	0.1
5,902,555	AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan, 5.595%, (US0001M + 3.250%), 10/22/24	5,812,541	0.7
2,330,500	CCC Information Services, Inc. 2017 1st Lien Term Loan, 5.350%, (US0001M + 3.000%), 04/26/24	2,307,922	0.3
190,000	CCC Information Services, Inc. 2017 2nd Lien Term Loan, 9.095%, (US0001M + 6.750%), 04/27/25	190,475	0.0
749,120	CH Hold Corp. 1st Lien Term Loan, 5.345%, (US0001M + 3.000%), 02/01/24	746,311	0.1
6,493,725	Hub International Limited 2018 Term Loan B, 5.490%, (US0003M + 2.750%), 04/25/25	6,395,416	0.8

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Insurance (continued)
5,907,750	NFP Corp. Term Loan B, 5.345%, (US0001M + 3.000%), 01/08/24	$5,798,457	0.7
3,350,000	Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 5.986%, (US0003M + 3.250%), 12/31/25	3,316,500	0.4
3,226,485	Sedgwick, Inc. 1st Lien Term Loan, 5.095%, (US0001M + 2.750%), 03/01/21	3,216,738	0.4
5,900,000	Sedgwick, Inc. 2nd Lien Term Loan, 8.095%, (US0001M + 5.750%), 02/28/22	5,903,687	0.7
3,400,650	USI, Inc. 2017 Repriced Term Loan, 5.386%, (US0003M + 3.000%), 05/16/24	3,324,986	0.4
4,340,000	Vertafore, Inc. 2018 1st Lien Term Loan, 5.595%, (US0001M + 3.250%), 07/02/25	4,276,449	0.5
1,070,000	Vertafore, Inc. 2018 2nd Lien Term Loan, 9.595%, (US0001M + 7.250%), 07/02/26	1,062,644	0.1
		68,524,513	8.4
	Internet: 0.3%
2,837,888	Shutterfly, Inc., 5.100%, (US0001M + 2.750%), 08/17/24	2,809,509	0.3
	Leisure Good/Activities/Movies: 6.3%
1,581,038	Airxcel, Inc. 2018 1st Lien Term Loan, 6.845%, (US0001M + 4.500%), 04/28/25	1,527,678	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	460,000	Airxcel, Inc. 2018 2nd Lien Term Loan, 11.095%, (US0001M + 8.750%), 04/27/26	$441,600	0.1
	1,679,445	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 5.136%, (US0003M + 2.750%), 09/18/24	1,629,936	0.2
	4,741,175	Crown Finance US, Inc. 2018 USD Term Loan, 4.845%, (US0001M + 2.500%), 02/28/25	4,662,438	0.6
	3,552,587	Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan, 4.845%, (US0001M + 2.500%), 02/01/24	3,440,058	0.4
	4,137,210	Equinox Holdings, Inc. 2017 1st Lien Term Loan, 5.345%, (US0001M + 3.000%), 03/08/24	4,106,181	0.5
	1,174,799	Equinox Holdings, Inc. 2017 2nd Lien Term Loan, 9.345%, (US0001M + 7.000%), 09/06/24	1,197,561	0.2
	5,666,656	Fitness International, LLC 2018 Term Loan B, 5.595%, (US0001M + 3.250%), 04/18/25	5,626,989	0.7
EUR	997,500	Fluidra Finco SLU 2018 EUR Term Loan B, 2.750%, (EUR001M + 2.750%), 07/02/25	1,134,634	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Leisure Good/Activities/Movies (continued)
	1,541,138	Zodiac Pool Solutions LLC 2018 Term Loan B, 4.595%, (US0001M + 2.250%), 07/02/25	$1,521,873	0.2
EUR	2,010,000	Fugue Finance B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/01/24	2,270,543	0.3
EUR	2,000,000	GVC Holdings PLC 2018 EUR Term Loan B2, 2.750%, (EUR003M + 2.750%), 03/29/24	2,265,262	0.3
	1,616,875	GVC Holdings PLC 2018 USD Term Loan B2, 4.845%, (US0001M + 2.500%), 03/29/24	1,608,791	0.2
EUR	1,000,000	International Park Holdings B.V. EUR Term Loan B, 3.500%, (EUR006M + 3.500%), 06/13/24	1,124,671	0.1
	3,215,081	Kingpin Intermediate Holdings LLC 2018 Term Loan B, 5.840%, (US0001M + 3.500%), 07/03/24	3,202,944	0.4
	4,306,814	Life Time, Inc. 2017 Term Loan B, 5.456%, (US0003M + 2.750%), 06/10/22	4,255,222	0.5
	1,530,000	NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan, 5.595%, (US0001M + 3.250%), 10/20/25	1,523,625	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,180,000	NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan, 9.345%, (US0001M + 7.000%), 10/19/26	$1,165,250	0.2
	799,178	SRAM, LLC 2018 Term Loan B, 5.210%, (US0002M + 1.750%), 03/15/24	797,170	0.1
EUR	1,000,000	Thor Industries, Inc. EUR Term Loan B, 4.000%, (EUR003M + 4.000%), 10/30/25	1,121,487	0.1
	4,375,000	Thor Industries, Inc. USD Term Loan B, 6.486%, (US0003M + 3.750%), 10/30/25	4,328,516	0.5
	315,000	WeddingWire, Inc. 2nd Lien Term Loan, 10.986%, (US0003M + 8.250%), 11/08/26	314,213	0.0
	875,000	WeddingWire, Inc. Term Loan, 7.236%, (US0003M + 4.500%), 11/08/25	872,813	0.1
	1,092,000	Winnebago Industries, Inc. 2017 Term Loan, 5.824%, (US0003M + 3.500%), 11/08/23	1,079,715	0.1
			51,219,170	6.3
		Leisure Time: 0.4%
	3,142,125	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 5.845%, (US0001M + 3.500%), 05/30/25	3,124,451	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Lodging & Casinos: 5.1%
543,125	Belmond Interfin Ltd. Dollar Term Loan, 5.095%, (US0001M + 2.750%), 07/03/24	$539,391	0.1
7,801,050	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 5.095%, (US0001M + 2.750%), 12/22/24	7,678,183	1.0
527,163	CBAC Borrower, LLC 2017 Term Loan B, 6.345%, (US0001M + 4.000%), 07/05/24	526,504	0.1
2,690,938	CityCenter Holdings, LLC 2017 Term Loan B, 4.595%, (US0001M + 2.250%), 04/18/24	2,647,210	0.3
2,611,938	Everi Payments Inc. Term Loan B, 5.345%, (US0001M + 3.000%), 05/09/24	2,608,020	0.3
3,111,488	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 5.350%, (US0001M + 3.000%), 10/21/24	3,088,151	0.4
870,000	Golden Entertainment, Inc. 2017 2nd Lien Term Loan, 9.350%, (US0001M + 7.000%), 10/20/25	865,650	0.1
8,677,264	Scientific Games International, Inc. 2018 Term Loan B5, 5.216%, (US0002M + 2.750%), 08/14/24	8,482,026	1.0
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
9,251,813	Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 5.886%, (US0003M + 3.500%), 07/10/25	$9,233,022	1.1
5,731,911	Station Casinos LLC 2016 Term Loan B, 4.850%, (US0001M + 2.500%), 06/08/23	5,680,960	0.7
		41,349,117	5.1
	Nonferrous Metals/Minerals: 0.7%
6,110,722	Covia Holdings Corporation Term Loan, 6.136%, (US0003M + 3.750%), 06/01/25	4,888,578	0.6
1,288,513	U.S. Silica Company 2018 Term Loan B, 6.375%, (US0001M + 4.000%), 05/01/25	1,146,508	0.1
		6,035,086	0.7
	Oil & Gas: 1.9%
1,107,225	Brazos Delaware II, LLC Term Loan B, 6.303%, (US0001M + 4.000%), 05/21/25	1,079,083	0.1
1,395,000	Encino Acquisition Partners Holdings, LLC 2018 2nd Lien Term Loan, 9.095%, (US0001M + 6.750%), 09/21/25	1,405,462	0.2
1,394,463	Glass Mountain Pipeline Holdings, LLC Term Loan B, 6.820%, (US0001M + 4.500%), 12/23/24	1,390,976	0.2
2,295,000	Grizzly Acquisitions Inc. 2018 Term Loan B, 5.646%, (US0003M + 3.250%), 10/01/25	2,276,353	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Oil & Gas (continued)
1,869,730	HGIM Corp. 2018 Exit Term Loan, 8.508%, (US0006M + 6.000%), 07/03/23	$1,873,236	0.2
1,994,975	McDermott Technology Americas Inc 2018 1st Lien Term Loan, 7.345%, (US0001M + 5.000%), 05/10/25	1,925,983	0.2
2,684,713	Medallion Midland Acquisition, LLC 1st Lien Term Loan, 5.595%, (US0001M + 3.250%), 10/30/24	2,601,374	0.3
785,819	MEG Energy Corp. 2017 Term Loan B, 5.850%, (US0001M + 3.500%), 12/31/23	783,363	0.1
445,000	Moda Ingleside Energy Center, LLC 2018 Term Loan B, 5.595%, (US0001M + 3.250%), 09/29/25	446,669	0.1
1,756,725	Navitas Midstream Midland Basin, LLC Term Loan B, 6.806%, (US0001M + 4.500%), 12/13/24	1,743,550	0.2
		15,526,049	1.9
	Publishing: 0.8%
2,690,214	Meredith Corporation 2018 Term Loan B, 5.095%, (US0001M + 2.750%), 01/31/25	2,682,816	0.3
1,492,389	Merrill Communications, LLC 2015 Term Loan, 7.777%, (US0003M + 5.250%), 06/01/22	1,499,850	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,950,510	Tribune Media Company Term Loan C, 5.345%, (US0001M + 3.000%), 01/27/24	$1,948,056	0.3
236,728	Tribune Media Company Term Loan, 5.345%, (US0001M + 3.000%), 12/27/20	236,580	0.0
		6,367,302	0.8
	Radio & Television: 2.3%
2,743,940	A-L Parent LLC 2016 1st Lien Term Loan, 5.600%, (US0001M + 3.250%), 12/01/23	2,737,080	0.3
92,314	A-L Parent LLC 2017 1st Lien Term Loan, 5.986%, (US0003M + 3.250%), 12/01/23	92,891	0.0
3,261,231	CBS Radio Inc. 2017 Term Loan B, 5.065%, (US0001M + 2.750%), 11/18/24	3,228,618	0.4
3,592,245	Cumulus Media New Holdings Inc. Exit Term Loan, 6.850%, (US0001M + 4.500%), 05/15/22	3,468,762	0.4
2,149,200	Lions Gate Capital Holdings LLC 2018 Term Loan B, 4.595%, (US0001M + 2.250%), 03/24/25	2,127,708	0.3
1,130	Mission Broadcasting, Inc. 2018 Term Loan B3, 4.565%, (US0001M + 2.250%), 01/17/24	1,120	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Radio & Television (continued)
7,945,385	Univision Communications Inc. Term Loan C5, 5.095%, (US0001M + 2.750%), 03/15/24	$7,426,098	0.9
		19,082,277	2.3
	Retailers (Except Food & Drug): 6.3%
1,224,042	Abercrombie & Fitch Management Co. 2018 Term Loan B1, 5.810%, (US0001M + 3.500%), 08/07/21	1,224,807	0.2
1,483,523	Academy, Ltd. 2015 Term Loan B, 6.304%, (US0001M + 4.000%), 07/01/22	1,091,317	0.1
2,019,560	Ascena Retail Group, Inc. 2015 Term Loan B, 6.875%, (US0001M + 4.500%), 08/21/22	1,930,362	0.2
2,085,000	Bass Pro Group, LLC Term Loan B, 7.345%, (US0001M + 5.000%), 09/25/24	2,062,413	0.3
4,364,339	Belk, Inc. TL B 1L, 7.365%, (US0003M + 4.750%), 12/12/22	3,517,658	0.4
5,750,696	BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 5.318%, (US0001M + 3.000%), 02/03/24	5,732,725	0.7
177,982	General Nutrition Centers, Inc. 2018 Term Loan B, 11.600%, (US0001M + 9.250%), 03/04/21	175,005	0.0
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	634,233	General Nutrition Centers, Inc. FILO Term Loan, 9.345%, (US0001M + 7.000%), 12/31/22	$646,125	0.1
	5,381,805	Harbor Freight Tools USA, Inc. 2018 Term Loan B, 4.845%, (US0001M + 2.500%), 08/18/23	5,221,470	0.6
	4,671,096	Jo-Ann Stores, Inc. 2016 Term Loan, 7.477%, (US0003M + 5.000%), 10/20/23	4,601,029	0.6
	545,000	Jo-Ann Stores, Inc. 2018 2nd Lien Term Loan, 11.727%, (US0003M + 9.250%), 05/21/24	538,188	0.1
	5,178,160	Leslies Poolmart, Inc. 2016 Term Loan, 5.845%, (US0001M + 3.500%), 08/16/23	5,124,219	0.6
	4,491,418	Mens Wearhouse, Inc. (The) 2018 Term Loan, 5.549%, (US0001M + 3.250%), 04/09/25	4,468,960	0.5
	331,851	National Vision, Inc. 2017 Repriced Term Loan, 4.845%, (US0001M + 2.500%), 11/20/24	331,022	0.0
	2,078,501	Party City Holdings Inc. 2018 Term Loan B, 5.100%, (US0001M + 2.500%), 08/19/22	2,062,480	0.3
EUR	5,909,551	Peer Holding III B.V. 2018 EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 03/08/25	6,651,736	0.8

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Retailers (Except Food & Drug) (continued)
5,640,500	Petco Animal Supplies, Inc. 2017 Term Loan B, 5.777%, (US0003M + 3.250%), 01/26/23	$4,267,038	0.5
2,603,503	PetSmart, Inc., 5.320%, (US0001M + 3.000%), 03/11/22	2,184,617	0.3
		51,831,171	6.3
	Steel: 0.5%
4,112,938	GrafTech Finance, Inc. 2018 Term Loan B, 5.845%, (US0001M + 3.500%), 02/12/25	4,066,564	0.5
	Surface Transport: 1.2%
733,825	AI Mistral Holdco Limited 2017 Term Loan B, 5.345%, (US0001M + 3.000%), 03/09/24	720,983	0.1
4,739,188	Navistar International Corporation 2017 1st Lien Term Loan B, 5.820%, (US0001M + 3.500%), 11/06/24	4,730,245	0.6
1,628,478	PODS, LLC 2018 1st Lien Term Loan, 5.068%, (US0001M + 2.750%), 12/06/24	1,604,559	0.2
2,958,286	Savage Enterprises LLC 2018 1st Lien Term Loan B, 6.820%, (US0001M + 4.500%), 08/01/25	2,968,764	0.3
		10,024,551	1.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Telecommunications: 8.2%
2,703,775	Altice Financing SA 2017 USD Term Loan B, 5.053%, (US0001M + 2.750%), 07/15/25	$2,628,294	0.3
1,950,300	Altice Financing SA USD 2017 1st Lien Term Loan, 5.053%, (US0001M + 2.750%), 01/31/26	1,887,881	0.2
2,215,000	Asurion LLC 2017 2nd Lien Term Loan, 8.845%, (US0001M + 6.500%), 08/04/25	2,264,838	0.3
6,258,841	Asurion LLC 2017 Term Loan B4, 5.345%, (US0001M + 3.000%), 08/04/22	6,217,770	0.8
5,548,585	Asurion LLC 2018 Term Loan B6, 5.345%, (US0001M + 3.000%), 11/03/23	5,500,728	0.7
4,239,375	Asurion LLC 2018 Term Loan B7, 5.345%, (US0001M + 3.000%), 11/03/24	4,198,749	0.5
5,359,525	Avaya, Inc. 2018 Term Loan B, 6.608%, (US0001M + 4.250%), 12/15/24	5,310,957	0.6
7,870,575	CenturyLink, Inc. 2017 Term Loan B, 5.095%, (US0001M + 2.750%), 01/31/25	7,663,972	0.9
2,154,949	Consolidated Communications, Inc. 2016 Term Loan B, 5.345%, (US0001M + 3.000%), 10/04/23	2,080,064	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Telecommunications (continued)
	4,415,400	Flexential Intermediate Corporation 2017 1st Lien Term Loan, 5.886%, (US0003M + 3.500%), 08/01/24	$4,298,392	0.5
	1,487,242	Global Tel*Link Corporation 1st Lien Term Loan, 6.386%, (US0003M + 4.250%), 05/23/20	1,490,496	0.2
	1,700,000	Global Tel*Link Corporation 2nd Lien Term Loan, 10.636%, (US0003M + 8.250%), 11/23/20	1,701,063	0.2
EUR	997,500	GTT Communications, Inc. 2018 EUR Term Loan, 3.250%, (EUR001M + 3.250%), 05/31/25	1,115,507	0.1
	2,278,550	MTN Infrastructure TopCo Inc 1st Lien Term Loan B, 5.345%, (US0001M + 3.000%), 11/15/24	2,263,359	0.3
	980,050	Numericable Group SA USD Term Loan B12, 5.994%, (US0001M + 3.688%), 01/31/26	924,922	0.1
	2,243,423	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 6.845%, (US0001M + 4.500%), 11/01/24	2,226,597	0.3
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
600,000	Securus Technologies Holdings, Inc. 2018 Delayed Draw Term Loan, 7.236%, (US0003M + 4.500%), 11/01/24	$595,500	0.1
1,840,388	Speedcast International Limited Term Loan B, 4.886%, (US0003M + 2.500%), 05/02/25	1,796,678	0.2
5,077,675	Sprint Communications, Inc. 1st Lien Term Loan B, 4.875%, (US0001M + 2.500%), 02/02/24	5,016,322	0.6
3,649,169	Syniverse Holdings, Inc. 2018 1st Lien Term Loan, 7.307%, (US0001M + 5.000%), 03/09/23	3,526,009	0.4
935,000	Syniverse Holdings, Inc. 2018 2nd Lien Term Loan, 11.307%, (US0001M + 9.000%), 03/11/24	869,550	0.1
2,125,000	Telenet Financing USD LLC USD Term Loan AN, 4.557%, (US0001M + 2.250%), 08/15/26	2,093,567	0.3
1,559,305	Windstream Corporation Repriced Term Loan B6, 6.310%, (US0001M + 4.000%), 03/29/21	1,456,391	0.2
		67,127,606	8.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Utilities: 1.8%
4,962,500	Calpine Construction Finance Company, L.P. 2017 Term Loan B, 4.845%, (US0001M + 2.500%), 01/15/25	$4,888,062	0.6
981,255	Helix Gen Funding, LLC Term Loan B, 6.095%, (US0001M + 3.750%), 06/02/24	907,661	0.1
1,245,000	LMBE-MC Holdco II LLC Term Loan B, 6.736%, (US0003M + 4.000%), 11/14/25	1,241,887	0.2
2,370,375	Longview Power LLC Term Loan B, 8.530%, (US0003M + 6.000%), 04/13/21	2,045,930	0.2
824,192	MRP Generation Holdings, LLC Term Loan B, 9.386%, (US0003M + 7.000%), 10/18/22	795,346	0.1
1,885,210	Nautilus Power, LLC Term Loan B, 6.595%, (US0001M + 4.250%), 05/16/24	1,892,868	0.2
995,429	Southeast PowerGen, LLC Term Loan B, 5.850%, (US0001M + 3.500%), 12/02/21	971,788	0.1
1,495,000	Spade Facilities II, L.L.C. Term Loan, 6.486%, (US0003M + 3.750%), 11/15/25	1,498,738	0.2
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
485,316			TPF II Power, LLC Term Loan B, 6.095%, (US0001M + 3.750%), 10/02/23	$482,889	0.1
				14,725,169	1.8
			Total Senior Loans (Cost $1,219,801,027)	1,193,607,150	145.9
Shares				Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.3%
46,262	(2)		Cumulus Media, Inc. Class-A	522,761	0.1
43,777	(2)		Everyware Global, Inc.	65,665	0.0
4,398	(2)		Harvey Gulf International Marine LLC	184,716	0.0
19,651	(2)		Harvey Gulf International Marine LLC - Warrants	903,946	0.1
205,396	(2)		Longview Power LLC	172,944	0.0
75,853	(2)		Millennium Health, LLC	4,703	0.0
—	(2	),(3)	Millennium Health, LLC - Corporate Claims Trust	—	0.0
407	(2)		Southcross Holdings GP LLC	—	0.0
407	(2)		Southcross Holdings LP - Class A	376,475	0.1
			Total Equities and Other Assets (Cost $5,210,738)	2,231,210	0.3
			Total Investments (Cost $1,225,011,765)	$1,195,838,360	146.2
			Liabilities in Excess of Other Assets	(377,957,777)	(46.2)
			Net Assets	$817,880,583	100.0

*  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

†  Unless otherwise indicated, principal amount is shown in USD.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

(1)  All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 7 for additional details.

(2)  Non-income producing security.

(3)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

Reference Rate Abbreviations:

EUR001M  1-month EURIBOR

EUR001W  1-week EURIBOR

EUR003M  3-month EURIBOR

US0001M  1-month LIBOR

US0001W  1-week LIBOR

US0002M  2-month LIBOR

US0003M  3-month LIBOR

US0006M  6-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2018
Asset Table
Investments, at fair value
Senior Loans	$—	$1,193,607,150	$—	$1,193,607,150
Equities and Other Assets	522,761	1,708,449	—	2,231,210
Total Investments, at fair value	$522,761	$1,195,315,599	$—	$1,195,838,360
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$689,423	$—	$689,423
Total Assets	$522,761	$1,196,005,022	$—	$1,196,527,783

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and include open forward foreign currency contracts which are fair valued at the unrealized gain (loss) on the instrument.

At November 30, 2018, the following forward foreign currency contracts were outstanding for Voya Prime Rate Trust:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	68,511,875	EUR	59,870,000	State Street Bank & Trust Co.	12/12/18	$689,423
						$689,423

Currency Abbreviations

EUR  —  EU Euro

USD  —  United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$689,423
Total Asset Derivatives		$689,423

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2018 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Trust's Statement of Operations for the period ended November 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income Forward foreign currency contracts
Foreign exchange contracts	$6,084,158
Total	$6,084,158
Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income Forward foreign currency contracts
Foreign exchange contracts	$26,007
Total	$26,007

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2018:

State Street Bank and Trust Co.
Assets:
Forward foreign currency contracts	$689,423
Total Assets	$689,423
Net OTC derivative instruments by counterparty, at fair value	$689,423
Total collateral pledged by the Trust/(Received from counterparty)	$—
Net Exposure(1)	$689,423

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Trust. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At November 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,227,423,779.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,650,723
Gross Unrealized Depreciation	(30,154,050)
Net Unrealized Depreciation	$(28,503,327)

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

SHAREHOLDER MEETING INFORMATION (Unaudited)

Proposal:

1  To elect 11 nominees to the Board of Trustees of Voya Prime Rate Trust.

An annual shareholder meeting of Voya Prime Rate Trust was held July 10, 2018, at the offices of Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Voya Prime Rate Trust
Colleen D. Baldwin	1	*	128,811,386.341	4,299,924.919	0.000	0.000	133,111,311.260
John V. Boyer	1	*	128,246,865.278	4,864,445.982	0.000	0.000	133,111,311.260
Patricia W. Chadwick	1	*	128,699,427.544	4,411,883.716	0.000	0.000	133,111,311.260
Martin J. Gavin	1	*	128,826,797.678	4,284,513.582	0.000	0.000	133,111,311.260
Russell H. Jones	1	*	128,705,058.122	4,406,253.138	0.000	0.000	133,111,311.260
Patrick W. Kenny**	1	*	128,120,117.122	4,991,194.138	0.000	0.000	133,111,311.260
Joseph E. Obermeyer	1	*	128,887,435.678	4,223,875.582	0.000	0.000	133,111,311.260
Sheryl K. Pressler	1	*	128,813,378.975	4,297,932.285	0.000	0.000	133,111,311.260
Christopher P. Sullivan	1	*	128,857,933.678	4,253,377.582	0.000	0.000	133,111,311.260
Roger B. Vincent	1	*	128,120,842.553	4,990,468.707	0.000	0.000	133,111,311.260
Dina Santoro	1	*	129,405,033.544	3,706,277.716	0.000	0.000	133,111,311.260

*  Proposal Passed

**  Effective December 31, 2018, Patrick W. Kenny retired as a Trustee of the Board.

Voya Prime Rate Trust

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT

At a meeting held on November 16, 2018, the Board of Trustees ("Board") of Voya Prime Rate Trust (the "Fund"), including a majority of the Independent Trustees, considered and approved the renewal of the investment management contract (the "Management Contract") between Voya Investments, LLC (the "Manager") and the Fund, and the sub-advisory contract (the "Sub-Advisory Contract") with Voya Investment Management Co. LLC, the sub-adviser to the Fund (the "Sub-Adviser") for an additional one year period ending November 30, 2019. In determining to renew such contracts, the Board considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other matters.

In addition to the Board meeting on November 16, 2018, the Independent Trustees also held meetings outside the presence of personnel representing the Manager or Sub-Adviser (collectively, such persons are referred to herein as "management") on October 11, 2018, and November 14, 2018, specifically to review and consider materials related to the proposed continuance of the Management Contract and the Sub-Advisory Contract that they believed to be relevant to the renewal of the Management Contract and Sub-Advisory Contract in light of the legal advice furnished to them by K&L Gates LLP, their independent legal counsel, and their own business judgment. Subsequent references herein to factors considered and determinations made by the Independent Trustees and/or the Board include, as applicable, factors considered and determinations made at those meetings by the Independent Trustees. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund's investment management and sub-advisory relationships separately.

The Board follows a process pursuant to which it seeks and considers relevant information when it evaluates whether to renew existing investment management and sub-advisory contracts for the Voya funds. The Board has established a Contracts Committee and Investment Review Committees (the "IRCs"), each of which includes only Independent Trustees as members. The Contracts Committee provides oversight with respect to the management and sub-advisory contracts approval and renewal process, and each IRC provides oversight throughout the year regarding the investment performance of the sub-advisers, as well as the Manager's role in monitoring the sub-advisers, with respect to each Voya fund that is assigned to that IRC.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds ("Methodology Guide"). The Methodology Guide sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant. The Independent Trustees retain the services of an independent consultant with experience in the registered fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund ("Selected Peer Group") based on the Fund's particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of registered fund data ("Morningstar")), sales channels and structure; and (2) updates to the Methodology Guide with respect to the content and format of various data including, but not limited to, investment performance, fee structure, and expense information prepared in connection with the renewal process.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Management Contract and Sub-Advisory Contract and the compensation to be paid thereunder. Board members did not identify any particular information or factor that was overarching, and each Board member may have accorded different weight to the various factors in reaching his or her

Voya Prime Rate Trust

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

conclusions with respect to the Fund's investment management and sub-advisory arrangements.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of all investment advisory and portfolio management services for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Fund as set forth in the Management Contract, including oversight of the Fund's operations and risk management and the oversight of its various other service providers.

The Board considered the "manager-of-managers" platform of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board's approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the investment program, performance, developments, ongoing operations, and regulatory compliance of the Sub-Adviser with respect to the Fund under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing oversight and due diligence with respect to the sub-advisers and to advocate or recommend, when it believes appropriate, changes in investment strategies or investment sub-advisers designed to assist in improving a Voya fund's performance. The Board was advised that, in connection with the Manager's performance of these duties, the Manager has developed an oversight process formulated by its Manager Research & Selection Group which reviews, among other matters, performance data, the Sub-Adviser's management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Fund's Chief Compliance Officer evaluating whether the regulatory compliance systems and procedures of the Manager and the Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are consistently complied with, and other periodic reports covering related matters.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Fund.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and the Sub-Adviser under the Management Contract and Sub-Advisory Contract were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund's Morningstar category and primary benchmark, a broad-based securities market index that appears in the Fund's prospectus. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund's performance and risk, including risk-adjusted investment return information, from the Fund's Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser as the Fund grows larger and the extent to which any such economies are shared with the Fund. The Board noted that the Fund, as a closed-end fund, generally does not issue new shares and is less likely to realize economies of scale from additional share purchases. The Board also considered that, while the Fund does not have management fee breakpoints, it does have

Voya Prime Rate Trust

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions. In evaluating these matters, the Independent Trustees also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale.

Information Regarding Services to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and the Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Fund, the Board took into account the underlying rationale provided by the Manager or the Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Fund to the Manager compared to the Fund's Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Fund, including whether the Manager intends to propose any changes thereto. The Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser. In analyzing the profitability of the Manager and its affiliated service providers in connection with services they render to the Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing the Fund both with and without taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by the Manager.

Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management's calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund's operations may not be fully reflected in the expenses allocated to the Fund in determining profitability, and that the information presented may not portray all of the costs borne by the Manager or reflect all risks, including entrepreneurial, regulatory, legal and operational risks, associated with offering and managing a registered fund complex in the current regulatory and market environment.

The Board also considered that the Manager is entitled to earn a reasonable level of profits for the services that it provides to the Fund. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Fund, including their ability to engage in soft-dollar transactions on behalf of the Fund. Following its reviews, the Board determined that the Manager's and the Voya-affiliated Sub-Adviser's profitability with

Voya Prime Rate Trust

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

respect to their services to the Fund and the Manager and Sub-Adviser's potential fall-out benefits were not unreasonable.

Fund Analysis

Set forth below are certain of the specific factors that the Board considered, and the conclusions reached, at its October 11, 2018, November 14, 2018, and/or November 16, 2018 meetings in relation to approving the Fund's Management Contract and Sub-Advisory Contract. These specific factors are in addition to those considerations discussed above. The Fund's performance was compared to its Morningstar category, as well as its primary benchmark. With respect to Morningstar quintile rankings, the first quintile represents the highest (best) performance and the fifth quintile represents the lowest (worst) performance. The performance data provided to the Board primarily was for various periods ended March 31, 2018. In addition, the Board also considered at its October 11, 2018, November 14, 2018, and November 16, 2018 meetings certain additional data regarding the Fund's most recent performance and asset levels. The Fund's management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group.

In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2018: (1) the Fund is ranked in the second quintile of its Morningstar category for the year-to-date period, the fourth quintile for the ten-year period, and the fifth (lowest) quintile for the one-year, three-year and five-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the year-to-date and five-year periods, during which it outperformed. In analyzing this performance data, the Board took into account: (1) the Sub-Adviser's representations regarding the impact of the Fund's more conservative positioning vis-à-vis the peer funds in its Morningstar category, its bank loan strategy and the reduction in the Fund's use of leverage during certain periods; (2) Management's confidence in the Sub-Adviser's ability to execute the Fund's investment strategy; and (3) Management's discussion of the Fund's favorable performance vis-à-vis its benchmark during certain periods.

In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is above the median net management fee rate of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is above the median contractual management fee rate of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is above the median net expense ratio of the funds in its Selected Peer Group. In analyzing this fee date, the Board took into account Management's representations regarding the competitiveness of the Fund's management fee and net expense ratio.

After its deliberation, the Board reached the following conclusions: (1) the Fund's management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund's net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund's performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Management and Sub-Advisory Contracts for the Fund for the year ending November 30, 2019. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER REINVESTMENT PROGRAM

The following is a summary of the Program. Shareholders are advised to review a fuller explanation of the Program contained in the Trust's statement of additional information.

Common Shares are offered by the Trust through the Program. The Program allows participating shareholders to reinvest all dividends ("Dividends") in additional Common Shares of the Trust and also allows participants to purchase additional Common Shares through optional cash investments in amounts ranging from a minimum of $100 to a maximum of $100,000 per month.

The Trust and the Distributor reserve the right to reject any purchase order. Please note that cash, traveler's checks, third-party checks, money orders, and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted.

Common Shares will be issued by the Trust under the Program when the Trust's Common Shares are trading at a premium to NAV. If the Trust's Common Shares are trading at a discount to NAV, Common Shares issued under the Program will be purchased on the open market. Common Shares issued under the Program directly from the Trust will be acquired at the greater of: (i) NAV at the close of business on the day preceding the relevant investment date; or (ii) the average of the daily market price of the Common Shares during the pricing period minus a discount of 5% for reinvested Dividends and 0% to 5% for optional cash investments. Common Shares issued under the Program, when shares are trading at a discount to NAV, will be purchased in the market by the transfer agent at market price. Shares issued by the Trust under the Program will be issued without a fee or a commission.

Shareholders may elect to participate in the Program by telephoning the Trust or submitting a completed participation form to the transfer agent, the Program administrator. The transfer agent will credit to each participant's account funds it receives from: (i) Dividends paid on Trust shares registered in the participant's name; and (ii) optional cash investments. The Transfer Agent will apply all Dividends and optional cash investments received to purchase Common Shares as soon as practicable beginning on the relevant investment date (as described below) and not later than six business days after the relevant investment date, except when necessary to comply with applicable provisions of the federal securities laws. For more information on the Trust's distribution policy, please see the Trust's prospectus.

In order for participants to purchase shares through the Program in any month, the Program administrator must receive from the participant any optional cash investment by the relevant investment date. The relevant investment date will be set in advance by the Trust, upon which optional cash investments are first applied by the Transfer Agent to the purchase of Common Shares. Participants may obtain a schedule of relevant dates, including investments dates, the dates by which optional cash investment payments must be received and the dates in which shares will be paid, by calling Voya's Shareholder Services Department at 1-800-336-3436.

Participants will pay a pro rata share of brokerage commissions with respect to the Transfer Agent's open market purchases in connection with the reinvestment of Dividends or purchases made with optional cash investments.

The Program is intended for the benefit of investors in the Trust. The Trust reserves the right to exclude from participation, at any time: (i) persons or entities who attempt to circumvent the Program's standard $100,000 maximum by accumulating accounts over which they have control; or (ii) any other persons or entities as determined in the sole discretion of the Trust.

Currently, persons who are not shareholders of the Trust may not participate in the Program. The Board may elect to change this policy at a future date and permit non-shareholders to participate in the Program. Shareholders may request to receive their Dividends in cash at any time by giving the Transfer Agent written notice or by contacting the Trust's Shareholder Services Department at 1-800-336-3436. Shareholders may elect to close their account at any time by giving the Transfer Agent written notice. When a participant closes their account, the participant, upon request, will receive a certificate for full

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

Common Shares in the account. Fractional Common Shares will be held and aggregated with other fractional Common Shares being liquidated by the Transfer Agent as agent of the Program and paid for by check when actually sold.

The automatic reinvestment of Dividends does not affect the tax characterization of the Dividends (i.e., capital gain distributions and income distributions are realized and subject to tax even though cash is not received). A shareholder whose Dividends are reinvested in shares under the Program will be treated as having received a dividend equal to either (i) if shares are issued under the Program directly by the Trust, generally the fair market value of the shares issued to the shareholder or (ii) if reinvestment is made through open market purchases, the amount of cash allocated to the shareholder for the purchase of shares on its behalf in the open market. If a shareholder purchases additional shares for cash at a discount, the shareholder's basis in the shares will be the price he or she paid.

Additional information about the Program may be obtained by contacting the Trust's Shareholder Services Department at 1-800-336-3436.

KEY FINANCIAL DATES — CALENDAR 2018 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 31, 2018	February 9, 2018	February 23, 2018
February 28, 2018	March 9, 2018	March 22, 2018
March 29, 2018	April 9, 2018	April 23, 2018
April 30, 2018	May 9, 2018	May 22, 2018
May 31, 2018	June 8, 2018	June 22, 2018
June 29, 2018	July 9, 2018	July 23, 2018
July 31, 2018	August 9, 2018	August 22, 2018
August 31, 2018	September 7, 2018	September 24, 2018
September 28, 2018	October 9, 2018	October 22, 2018
October 31, 2018	November 9, 2018	November 23, 2018
November 30, 2018	December 7, 2018	December 24, 2018
December 19, 2018	December 28, 2018	January 11, 2019

Record date will be one business day after each Ex-Dividend Date. These dates are subject to change.

The Trust was granted exemptive relief by the SEC (the "Order"), which under the 1940 Act, would permit the Trust, subject to Board approval, to include realized long-term capital gains as a part of its regular distributions to Common Shareholders more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year) ("Managed Distribution Policy"). The Trust may in the future adopt a Managed Distribution Policy.

STOCK DATA

The Trust's Common Shares are traded on the New York Stock Exchange (Symbol: PPR). The Trust's CUSIP number is 92913A100. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act, the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

NUMBER OF SHAREHOLDERS

The number of record holders of common stock as of November 30, 2018 was 2,272 which does not include approximately 34,321 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-336-3436; (2) on the Trust's website at www.voyainvestments.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.voyainvestments.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q, as well as a complete portfolio of investments, are available: on www.voyainvestments.com and without charge upon request from the Trust by calling Shareholder Services toll-free at (800) 336-3436.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust's CEO submitted the Annual CEO Certification on August 6, 2018 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser

Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Sub-Adviser

Voya Investment Management Co. LLC
230 Park Avenue
New York, NY 10169

Institutional Investors and Analysts

Call Voya Prime Rate Trust
1-800-336-3436, Extension 2217

Written Requests

Please mail all account inquiries and other comments to:
Voya Prime Rate Trust
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Distributor

Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
1-800-334-3444

Custodian

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel

Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information at (800)-992-0180

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

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